UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-23446

Virtus Artificial Intelligence & Technology Opportunities Fund

(Exact name of registrant as specified in charter)

101 Munson Street

       Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Kathryn Santoro, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

        Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: _(866) 270-7788

Date of fiscal year end:  January 31

Date of reporting period:  July 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

July 31, 2025
Virtus Artificial Intelligence & Technology Opportunities Fund (AIO)
Virtus Convertible & Income Fund (NCV)
Virtus Convertible & Income Fund II (NCZ)
Virtus Diversified Income & Convertible Fund (ACV)
Virtus Dividend, Interest & Premium Strategy Fund (NFJ)
Virtus Equity & Convertible Income Fund (NIE)

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Trustees (the “Board,” or the “Trustees”) of the Virtus Artificial Intelligence & Technology Opportunities Fund (“AIO”), Virtus Diversified Income & Convertible Fund (“ACV”), Virtus Dividend, Interest & Premium Strategy Fund (“NFJ”), and Virtus Equity & Convertible Income Fund (“NIE”) (each individually a “Fund” or collectively “Funds”) have adopted a Managed Distribution Plan (the “Plan”). The Plan currently provides for AIO and ACV to make a monthly distribution at a rate of $0.15 per share and $0.18 per share, respectively, and for NIE to make a quarterly distribution at a rate of $0.50 per share. In addition, the Plan currently provides for NFJ to make a quarterly distribution at a rate of $0.305 per share for distributions starting with a September 26, 2024 pay date; prior to this date, the rate for NFJ was $0.280 per share. Under the terms of the Plan, the Funds seek to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If a Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
You should not draw any conclusions about a Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Plan.
The amounts and sources of distributions reported in a Fund’s notices issued pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment results during its fiscal year and may be subject to changes based on tax regulations. The Funds will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on each Fund is available through the closed-end fund section on the web at www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/AIO
https://www.virtus.com/ACV
https://www.virtus.com/NFJ
https://www.virtus.com/NIE

MESSAGE TO SHAREHOLDERS
To Virtus Closed-End Fund Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended July 31, 2025.
Markets declined early in the six-month period due to fears that U.S. trade policy would lead to a recession. But as the tariffs were postponed and the U.S. economy continued to show signs of strength, equities, convertible securities, and high yield bonds recovered to finish the period higher. Expectations of continued interest rate cuts by the Federal Reserve (the Fed), along with lower inflation readings, helped fuel the positive momentum. Corporate earnings surpassed expectations as the demand for artificial intelligence (AI) drove the technology sector higher, bringing much of the equity market along with it.
Domestic and international equity indexes posted mixed results for the six months ended July 31, 2025. U.S. large-capitalization stocks returned 5.64%, as measured by the S&P 500® Index, while small-cap stocks were down 2.63%, as measured by the Russell 2000® Index. Convertible securities, as measured by the ICE BofA U.S. Convertibles Index, returned 6.67%. International equities were up sharply for the six months, with developed markets, as measured by the MSCI EAFE® Index (net), returning 11.89%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 15.45%.
In fixed income markets, the yield on the 10-year Treasury was 4.37% on July 31, 2025, down slightly from 4.58% on January 31, 2025. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was up 3.20% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, returned 3.62%.
If you have any questions about your Fund or require assistance, please call our shareholder service team at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Chief Executive Officer, Virtus Closed-End Funds
September 2025
Refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

Artificial Intelligence & Technology Opportunities Fund (AIO)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2025
About the Fund:
Artificial Intelligence & Technology Opportunities Fund’s (NYSE: AIO) (the “Fund”) investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates and seek to invest at higher yields on its investments. As of July 31, 2025, the Fund’s leverage consisted of $130.0 million of borrowings made pursuant to margin financing and/or securities lending, which represented approximately 13% of the Fund’s total assets.
Manager Comments - Voya Investment Management Co. LLC (“Voya IM”)
Voya IM manages the Fund. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Fund’s fiscal six-month period ended July 31, 2025?
Global equities rallied during the semiannual period, with the S&P 500® Index returning 5.6% and touching new record highs in the month of July. Equity returns were mixed earlier in the period as fears of a growth slowdown and tariff uncertainties weighed on investor sentiment. Markets subsequently staged a recovery in April as trade tensions eased. A resilient macroeconomic backdrop, positive artificial intelligence (AI) data center investment trends, a pickup in capital markets activity, and passage of the One Big Beautiful Bill Act were also constructive for investor sentiment.
U.S. fixed income generated positive returns for the period, with the ICE BofA U.S. High Yield Index returning 3.5%. Credit spreads, particularly for high yield debt, widened in the aftermath of tariff “Liberation Day,” on fears that corporate profit margins could face headwinds. Spread refers to the additional yield over the yield of a risk-free government bond. As trade tensions deescalated, credit spreads subsequently tightened. By the end of the reporting period, U.S. corporate credit spreads had returned to near historically tight levels.
What factors affected the Fund’s performance during its fiscal six-month period?
For the six months ended July 31, 2025, the Fund’s net asset value (NAV) returned 6.07%, while its market price returned 3.29%. For the same period, the Fund’s composite benchmark, which consists of 50% MSCI All Country World Index (net) (representing equities) and 50% ICE BofA U.S. Convertibles Index (representing convertible securities), returned 7.31%. The underlying indexes returned 7.92% for equities and 6.67% for convertible securities.
The Fund’s equity portfolio was a strong absolute contributor over the period. The information technology and communication services sectors contributed the most to performance on an absolute basis. On balance, the health care and consumer discretionary sectors detracted from returns.
Convertible securities were positively impacted by underlying stock price strength. Most sectors advanced, and primary market activity was elevated. Within the Fund’s convertible securities allocation, the information technology and industrials sectors contributed the most to performance. Conversely, the financials and consumer discretionary exposures detracted from performance.
With respect to credit, the Fund’s allocation to high yield corporate bonds contributed to returns. Information technology and industrials issues contributed to performance. There were no absolute sector detractors over the period.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the Plan) pursuant to which the Fund makes a monthly distribution at a rate of $0.15 per share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Artificial Intelligence Concentration: A fund that focuses its investments in artificial intelligence-related companies, especially smaller companies, will be more volatile than companies that do not rely heavily on technology.
Technology Concentration: Because the Fund is presently heavily weighted in the technology sector, it will be impacted by that sector’s performance more than a fund with broader sector diversification.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

Artificial Intelligence & Technology Opportunities Fund (AIO)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2025
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Sector Focused Investing: Events negatively affecting a particular industry or market sector in which the Fund focuses its investments may cause the value of the portfolio to decrease.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

Convertible & Income Fund (NCV)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2025
About the Fund:
Virtus Convertible & Income Fund’s (NYSE: NCV) (the “Fund”) investment objective is to provide total return through a combination of capital appreciation and high current income. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to have a blended capital structure combining long-term fixed rates and short-term variable rates which allows the Fund to seek to enhance the yields on its investments. As of July 31, 2025, the Fund’s leverage consisted of $200.0 million of borrowings made pursuant to a combination of cumulative preferred shares, mandatory redeemable preferred shares, margin financing and/or securities lending, which represented approximately 35% of the Fund’s total assets.
Manager Comments - Voya Investment Management Co. LLC (“Voya IM”)
Voya IM manages the Fund. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Fund’s fiscal six-month period July 31, 2025?
Risk assets advanced due to easing trade tensions, better-than-expected corporate earnings, and U.S. economic resiliency.
Convertible securities and high yield bonds finished higher for the six-month period ended July 31, 2025, with the ICE BofA U.S. Convertibles Index returning 6.67% and the ICE BofA U.S. High Yield Index returning 3.54%.
Convertible securities were positively impacted by underlying stock price strength. Most sectors advanced, and primary market activity was elevated.
Regarding high yield bonds, industry gains were also widespread, the highest quality bonds outperformed, new issuance was strong, and the trailing 12-month default rate remained low.
What factors affected the Fund’s performance during its fiscal six-month period?
For the six months ended July 31, 2025, the Fund’s net asset value (NAV) returned 6.13%, while its market price returned 4.85%. For the same period, the Fund’s composite benchmark, which consists of 60% ICE BofA U.S. Convertibles Index (representing convertible securities) and 40% ICE BofA U.S. High Yield Index (representing high yield bonds), returned 5.44%. The underlying indexes returned 6.67% for convertible securities and 3.54% for high yield bonds.
The Fund delivered consistent income and a positive total return for the six-month period. The Fund benefited from strength across risk assets including convertible securities and high yield bonds.
Among convertible securities, most sectors finished higher, led by technology, industrials, and financials. Within technology, positions in data storage, cybersecurity, and connectivity had the largest positive impact. Aerospace exposure was the largest driver in industrials, with additional gains from issues in power generation and building materials. Financials were aided by gains in a health care real estate investment trust (REIT), a digital asset service provider, and a consumer finance issuer. Conversely, three sectors — consumer discretionary, consumer staples, and transportation — detracted from performance due to weakness in recreation & travel, food – wholesale, and air transportation, respectively.
With respect to the Fund’s high yield allocation, financial services, automotive, and support services had the largest positive impact on performance for the period. In financial services, consumer lending holdings were the primary contributors. Gains in the automotive industry were driven by multiple issues from automobile component manufacturers, with additional benefit from a battery technology company. Outperformance within support services was broad, led by holdings in storage, equipment rental, and distribution services. Industries that detracted from performance during the period included forestry & paper, hotels, and chemicals. Underperformance in forestry & paper stemmed from an issue from a paper mill operator. Within hotels, exposure to a timeshare and vacation ownership company negatively impacted performance. Multiple specialty chemicals holdings detracted from performance in chemicals.
Level Distribution Practice
The Fund has a practice of seeking to maintain a specified level of monthly distributions to holders of common shares, which may be changed at any time. As a result of this practice, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the practice did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

Convertible & Income Fund (NCV)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2025
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

Convertible & Income Fund II (NCZ)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2025
About the Fund:
Convertible & Income Fund II’s (NYSE: NCZ) (the “Fund”) investment objective is to provide total return through a combination of capital appreciation and high current income. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to have a blended capital structure combining long-term fixed rates and short-term variable rates which allows the Fund to seek to enhance the yields on its investments. As of July 31, 2025, the Fund’s leverage consisted of $156.0 million of borrowings made pursuant to a combination of cumulative preferred shares, mandatory redeemable preferred shares, margin financing and/or securities lending, which represented approximately 36% of the Fund’s total assets.
Manager Comments - Voya Investment Management Co. LLC (“Voya IM”)
Voya IM manages the Fund. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Fund’s fiscal six-month period ended July 31, 2025?
Risk assets advanced due to easing trade tensions, better-than-expected corporate earnings, and U.S. economic resiliency.
Convertible securities and high yield bonds finished higher for the six-month period ended July 31, 2025, with the ICE BofA U.S. Convertibles Index returning 6.67% and the ICE BofA U.S. High Yield Index returning 3.54%.
Convertible securities were positively impacted by underlying stock price strength. Most sectors advanced, and primary market activity was elevated.
Regarding high yield bonds, industry gains were also widespread, the highest quality bonds outperformed, new issuance was strong, and the trailing 12-month default rate remained low.
What factors affected the Fund’s performance during its fiscal six-month period?
For the six months ended July 31, 2025, the Fund’s net asset value (NAV) returned 6.18%, while its market price returned 6.59%. For the same period, the Fund’s composite benchmark, which consists of 60% ICE BofA U.S. Convertibles Index (representing convertible securities) and 40% ICE BofA U.S. High Yield Index (representing high yield bonds), returned 5.44%. The underlying indexes returned 6.67% for convertible securities and 3.54% for high yield bonds.
The Fund delivered consistent income and a positive total return for the six-month period ended July 31, 2025. The Fund benefited from strength across risk assets including convertible securities and high yield bonds.
Among convertible securities, most sectors finished higher, led by technology, industrials, and financials. Within technology, positions in data storage, cybersecurity, and connectivity had the largest positive impact. Aerospace exposure was the largest driver in industrials, with additional gains from issues in power generation and building materials. Financials were aided by gains in a health care real estate investment trust (REIT), a digital asset service provider, and a consumer finance issuer. Conversely, three sectors — consumer discretionary, consumer staples, and transportation — detracted from performance due to weakness in recreation & travel, food –wholesale, and air transportation, respectively.
With respect to the Fund’s high yield allocation, financial services, automotive, and support services had the largest positive impact on performance for the period. In financial services, consumer lending holdings were the primary contributors. Gains in the automotive industry were driven by multiple issues from automobile component manufacturers, with additional benefit from a battery technology company. Outperformance within support services was broad, led by holdings in storage, equipment rental, and distribution services. Industries that detracted from performance during the period included forestry & paper, hotels, and chemicals. Underperformance in forestry & paper stemmed from an issue from a paper mill operator. Within hotels, exposure to a timeshare and vacation ownership company negatively impacted performance. Multiple specialty chemicals holdings detracted from performance in chemicals.
Level Distribution Practice
The Fund has a practice of seeking to maintain a specified level of monthly distributions to holders of common shares, which may be changed at any time. As a result of this practice, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the practice did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

Convertible & Income Fund II (NCZ)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2025
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

Diversified Income & Convertible Fund (ACV)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2025
About the Fund:
Diversified Income & Convertible Fund’s (NYSE: ACV) (the “Fund”) investment objective is to provide total return through a combination of current income and capital appreciation, while seeking to provide downside protection against capital loss. There is no guarantee that the Fund will achieve its investment objective.
The Fund has a blended capital structure combining long-term fixed rates and short-term variable rates which enable the Fund to seek to enhance the returns and yields on its investments. As of July 31, 2025, the Fund’s leverage consisted of $105.0 million of borrowings made pursuant to long-term senior notes, margin loan financing, and mandatory redeemable preferred shares, which represented approximately 29% of the Fund’s total assets.
Manager Comments - Voya Investment Management Co. LLC (“Voya IM”)
Voya IM manages the Fund. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Fund’s fiscal six-month period ended July 31, 2025?
Risk assets advanced due to easing trade tensions, better-than-expected corporate earnings, and U.S. economic resiliency.
Equities, convertible securities, and high yield bonds finished higher for the six-month period ended July 31, 2025, with the S&P 500® Index returning 5.64%, the ICE BofA U.S. Convertibles Index returning 6.67%, and the ICE BofA U.S. High Yield Index returning 3.54%.
Equities, which benefited from technology sector strength, recovered from losses earlier in the reporting period before recording multiple new all-time highs as the odds of a recession and global shock receded and quarterly earnings results surpassed estimates.
Convertible securities were positively impacted by underlying stock price strength. Most sectors advanced, and primary market activity was elevated.
Regarding high yield bonds, industry gains were also widespread, the highest quality bonds outperformed, new issuance was strong, and the trailing 12-month default rate remained low.
What factors affected the Fund’s performance during its fiscal six-month period?
For the six months ended July 31, 2025, the Fund’s net asset value (NAV) returned 6.40%, while its market price returned 3.90%. For the same period, the Fund’s composite benchmark, which consists of 50% ICE BofA U.S. Convertibles Index (representing convertible securities), 25% ICE BofA U.S. High Yield Index (representing high yield bonds), and 25% Russell 1000® Growth Index (representing equities), returned 6.31%. The underlying indexes returned 6.67% for convertible securities, 3.54% for high yield bonds, and 7.96% for equities.
The Fund delivered consistent income and a positive total return for the six-month period. The Fund benefited from strength across risk assets including equities, convertible securities, and high yield bonds.
Top contributors to performance for the period benefited from renewed optimism around the artificial intelligence (AI) buildout, following a high volume of commentary from management teams around capital expenditures. Beneficiaries included a major semiconductor company, a hyperscaler, and a data storage provider. Other outperformers included an aerospace manufacturer that successfully executed a turnaround in both production and financial results, as well as a specialty real estate investment trust (REIT) that delivered multiple quarters of core business outperformance.
Top detractors included technology holdings in both hardware and software that were negatively impacted by competitive concerns related to AI. Other detractors included a health care provider that suspended earnings guidance and underwent a key management departure, a payments company that was negatively impacted by foreign exchange headwinds, and a tax solutions provider that lowered full-year earnings guidance due to increased AI spending.
Many written options positions expired below the strike price and the portfolio was able to retain the set premiums.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the Plan) pursuant to which the Fund makes a monthly distribution at a rate of $0.18 per common share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

Diversified Income & Convertible Fund (ACV)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2025
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Leverage: When the Fund leverages its portfolio, the Fund may be less liquid and/or may liquidate positions at an unfavorable time, and the value of the Fund’s shares will be more volatile and sensitive to market movements.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising. Buying options risks loss of the premium paid for those options.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

Dividend, Interest & Premium Strategy Fund (NFJ)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2025
About the Fund:
Dividend, Interest & Premium Strategy Fund’s (NYSE: NFJ) (the “Fund”) investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. There is no guarantee that the Fund will achieve its investment objective.
For the fiscal six months ended July 31, 2025, the Fund’s net asset value returned 1.63%, and its market price returned 1.97%. For the same period, the Fund’s composite benchmark, which consists of 75% Russell 1000® Value and 25% ICE BofA U.S. Convertibles Index returned 3.10%.
On February 18, 2025, the Fund announced that the Board of Trustees has adopted a share purchase program to repurchase, at a discount to net asset value (“NAV”), up to 5% of its outstanding common shares in open market transactions. The share repurchase program is intended to enhance shareholder value, as repurchases made at a discount may have the effect of increasing NAV per share of the Fund’s remaining shares.
Manager Comments – Voya Investment Management Co. LLC (“Voya IM”) and NFJ Investment Group, LLC (“NFJ Investment Group”)
Voya IM manages the Fund’s convertible securities portfolio, while NFJ Investment Group manages the Fund’s equity and options portfolios. The Voya IM team and NFJ Investment Group have been working together for more than 15 years. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity and multi-asset platforms, including private markets and alternatives. The NFJ Investment Group investment team has been managing value equities for clients for over 30 years. They seek to invest in companies with low market expectations and the strongest prospects for returning capital to shareholders. The following commentary is provided by the portfolio teams at NFJ Investment Group and Voya IM and cover the Fund’s portfolio for the six months ended July 31, 2025.
NFJ Investment Group, LLC
How did the equity markets perform during the Fund’s fiscal six-month period ended July 31, 2025?
U.S. markets were volatile during the period, initially slipping into correction territory due to policy uncertainty and tariff threats before rising to all-time highs, due in part to tax cuts, limited energy disruptions from the conflicts in the Middle East, and optimism about the potential for interest rate cuts in the second half of the year.
Within the Russell 1000® Value Index, the communication services and utilities sectors rose by double digits, while the health care, materials, and consumer staples sectors slumped into negative territory. The Cboe Volatility Index® (VIX®) spiked into the low 50s in early April, then trended downward in the second half of the reporting period.
What factors affected the performance of the Fund’s equity portfolio during the fiscal six-month period?
For the six months ended July 31, 2025, the Fund’s equity portfolio returned 1.04% (gross of fees and expenses). For the same period, the portfolio’s benchmark, the Russell 1000® Value Index, returned 1.90%.
In the equity sleeve, the relative underperformance was due to negative stock selection, while sector allocation contributed modestly over the reporting period. Stock selection was positive across the technology sector. However, these gains were offset by negative stock selection across the industrials and financials sectors. An underweight in health care and an overweight in utilities contributed to performance. Conversely, an overweight in real estate and an underweight in communication services detracted from returns for the six-month period.
The Fund employs an options overlay strategy in which calls are written on a portion of the portfolio’s equity holdings. In the options sleeve, many positions expired below the strike price and the portfolio was able to retain the set premiums.
Voya Investment Management (Voya IM)
How did the convertible securities markets perform during the Fund’s fiscal six-month period?
Risk assets advanced due to easing trade tensions, better-than-expected corporate earnings, and U.S. economic resiliency.
Convertible securities were positively impacted by underlying stock price strength. Most sectors advanced, and primary market activity was elevated.
What factors affected the performance of the Fund’s convertible securities portfolio during the fiscal six-month period?
For the six months ended July 31, 2025, the Fund’s convertible securities portfolio returned 6.26% (gross of fees and expenses). For the same period, the ICE BofA U.S. Convertibles Index returned 6.67%.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

Dividend, Interest & Premium Strategy Fund (NFJ)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2025
Among convertible securities, most sectors finished higher, led by technology, industrials, and financials. Positions in data storage, cybersecurity, and connectivity had the largest positive impact within technology. Aerospace exposure was the largest driver in industrials, with additional gains from issues in power generation and building materials. Financials were aided by gains in a health care real estate investment trust (REIT), a digital asset service provider, and a consumer finance issuer. Conversely, three sectors—consumer discretionary, consumer staples, and transportation—detracted from performance due to weakness in recreation & travel, food – wholesale, and air transportation, respectively.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the Plan) pursuant to which the Fund makes a quarterly distribution at a rate of $0.305 per share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising. Buying options risks loss of the premium paid for those options.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

Equity & Convertible Income Fund (NIE)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2025
About the Fund:
Equity & Convertible Income Fund’s (NYSE: NIE) (the “Fund”) investment objective is to seek total return comprised of capital appreciation, current income and gains. There is no guarantee that the Fund will achieve its investment objective.
Manager Comments - Voya Investment Management Co. LLC (“Voya IM”)
Voya IM manages the Fund. As the asset management business of Voya Financial (NYSE: VOYA), Voya IM seeks to understand and anticipate client needs, delivering differentiated solutions across public and private fixed income, equity, and multi-asset platforms, including private markets and alternatives. The following commentary is provided by the portfolio team at Voya IM.
How did the markets perform during the Fund’s fiscal six-month period ended July 31, 2025?
Risk assets advanced due to easing trade tensions, better-than-expected corporate earnings, and U.S. economic resiliency.
Equities and convertible securities finished higher for the six-month period ended July 31, 2025, with the S&P 500® Index returning 5.64% and the ICE BofA U.S. Convertibles Index returning 6.67%.
Equities, which benefited from technology sector strength, recovered from losses earlier in the reporting period and recorded multiple new all-time highs as the odds of a recession and global shock receded and quarterly earnings results surpassed estimates.
Convertible securities were positively impacted by underlying stock price strength. Most sectors advanced, and primary market activity was elevated.
What factors affected the Fund’s performance during its fiscal six-month period?
For the six months ended July 31, 2025, the Fund’s net asset value (NAV) returned 5.31%, while its market price returned 1.11%. For the same period, the Fund’s composite benchmark, which consists of 60% Russell 1000® Growth Index (representing equities) and 40% ICE BofA U.S. Convertibles Index (representing convertible securities), returned 7.54%. The underlying indexes returned 7.96% for equities and 6.67% for convertible securities.
The Fund delivered consistent income and a positive total return for the six-month period. The Fund benefited from strength across risk assets including equities and convertible securities.
Top contributors to performance for the period benefited from renewed optimism around the artificial intelligence (AI) buildout, following a high volume of commentary from management teams around capital expenditures. Beneficiaries included several semiconductor companies, a hyperscaler, and a data storage provider. The other top contributor was a peer-to-peer payments company that investors expected to benefit from a new regulatory framework around cryptocurrency.
Top detractors included a technology hardware company that was negatively impacted by competitive concerns related to AI and a health care provider that suspended earnings guidance and underwent a key management departure. Other detractors included an internet services provider, an electric vehicle manufacturer, and an alternative asset manager, all of which declined on fears of decelerating growth but improved toward the end of the period due to stronger-than-expected financial results.
In addition, the Fund benefitted from writing covered calls as many written options positions expired below the strike price and the portfolio was able to retain the set premiums.
Managed Distribution Plan
As discussed on the inside cover of this Report, the Fund currently operates under a Managed Distribution Plan (the Plan) pursuant to which the Fund makes a quarterly distribution at a rate of $0.50 per share. As a result of execution on the Plan, the Fund may pay distributions in excess of the Fund’s taxable net investment income and net realized gains. During the most recent fiscal period, the Plan did not have a material impact on the Fund’s investment strategy.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

Equity & Convertible Income Fund (NIE)
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2025
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small, medium, or large-sized companies may enhance that risk.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the Fund.
Lower-rated securities: Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising. Buying options risks loss of the premium paid for those options.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Local, regional, or global events such as war or military conflict, terrorism, pandemic, or recession could impact the Fund, including hampering the ability of the Fund’s manager(s) to invest its assets as intended.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
No Guarantee: There is no guarantee that the Fund will meet its objective.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 16.

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
July 31, 2025
The following tables present the portfolio holdings within certain industries as a percentage of total investments at July 31, 2025.
AIO
Common Stocks		51%
Semiconductors & Semiconductor Equipment	10%
Software	7
Banks	6
All other Common Stocks	28
Convertible Bonds and Notes		27
Computers	6
Internet	4
Software	3
All other Convertible Bonds and Notes	14
Corporate Bonds and Notes		15
Software	3
Semiconductors	2
Diversified REITs	1
All other Corporate Bonds and Notes	9
Convertible Preferred Stocks		4
Equity-Linked Note		1
Short-Term Investment		1
Securities Lending Collateral		1
Total		100%
NCV
Convertible Bonds and Notes		52%
Software	7%
Computers	7
Internet	4
All other Convertible Bonds and Notes	34
Corporate Bonds and Notes		37
Oil, Gas & Consumable Fuels	3
Financial Services	3
Media	3
All other Corporate Bonds and Notes	28
Convertible Preferred Stocks		9
Short-Term Investment		2
Securities Lending Collateral		0
Total		100%

NCZ
Convertible Bonds and Notes		54%
Software	8%
Computers	7
Internet	4
All other Convertible Bonds and Notes	35
Corporate Bonds and Notes		35
Oil, Gas & Consumable Fuels	3
Financial Services	3
Media	3
All other Corporate Bonds and Notes	26
Convertible Preferred Stocks		10
Short-Term Investment		1
Securities Lending Collateral		0
Total		100%
ACV
Convertible Bonds and Notes		49%
Software	7%
Computers	6
Internet	4
All other Convertible Bonds and Notes	32
Common Stocks		22
Software	4
Semiconductors & Semiconductor Equipment	3
Interactive Media & Services	2
All other Common Stocks	13
Corporate Bonds and Notes		16
Financial Services	2
Oil, Gas & Consumable Fuels	1
Media	1
All other Corporate Bonds and Notes	12
Convertible Preferred Stocks		9
Short-Term Investment		4
Total		100%

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
July 31, 2025
NFJ
Common Stocks		79%
Banks	10%
Capital Markets	6
Oil, Gas & Consumable Fuels	5
All other Common Stocks	58
Convertible Bonds and Notes		18
Software	3
Computers	2
Internet	1
All other Convertible Bonds and Notes	12
Convertible Preferred Stocks		3
Total		100%
NIE
Common Stocks		56%
Software	9%
Semiconductors & Semiconductor Equipment	7
Interactive Media & Services	5
All other Common Stocks	35
Convertible Bonds and Notes		31
Software	5
Computers	4
Internet	3
All other Convertible Bonds and Notes	19
Short-Term Investment		7
Convertible Preferred Stocks		6
Total		100%

KEY INVESTMENT TERMS (Unaudited)
July 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Cboe Volatility Index® (“VIX®”)
The Cboe VIX® shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500® Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The Cboe VIX® is a widely used measure of market risk and is often referred to as the “investor fear gauge.” The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
ICE BofA BB-B U.S. High Yield Constrained Index
The ICE BofA BB-B U.S. High Yield Constrained Index measures performance of BB/B U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, and is restricted to a maximum of 2% per issuer. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA U.S. Convertibles Index
The ICE BofA U.S. Convertibles Index tracks the performance of publicly issued U.S. dollar denominated convertible securities of U.S. companies. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA U.S. High Yield Index
The ICE BofA U.S. High Yield Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market and includes issues with a credit rating of BBB or below. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Master Limited Partnerships (“MLPs”)
An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership.
MSCI All Country World Index (net)
The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS (Unaudited) (Continued)
July 31, 2025
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high-yield bonds, currencies and commodities.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—30.4%
Aerospace & Defense—1.3%
AeroVironment, Inc. 0.000%, 7/15/30	$ 9,525	$ 10,701
Auto Manufacturers—1.2%
Rivian Automotive, Inc. 4.625%, 3/15/29(1)	10,305	10,131
Commercial Services—2.5%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(2)	8,080	8,528
Shift4 Payments, Inc. 0.500%, 8/1/27(1)	11,300	12,289
		20,817

Computers—6.2%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(2)	10,190	10,465
Lumentum Holdings, Inc. 0.500%, 12/15/26(1)	10,870	13,767
Rubrik, Inc. 144A 0.000%, 6/15/30(2)	6,355	6,809
Western Digital Corp. 3.000%, 11/15/28(3)	4,965	10,640
Zscaler, Inc. 144A 0.000%, 7/15/28(2)(4)	9,500	9,263
		50,944

Diversified REITs—1.1%
Digital Realty Trust LP 144A 1.875%, 11/15/29(2)	8,705	9,176
Entertainment—0.9%
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(2)	6,935	7,441
Health Care REITs—1.9%
Welltower OP LLC 144A 3.125%, 7/15/29(2)(3)	11,185	15,469
Healthcare-Products—0.7%
iRhythm Technologies, Inc. 1.500%, 9/1/29	4,900	5,929
Internet—4.8%
DoorDash, Inc. 144A 0.000%, 5/15/30(2)	8,995	9,764
MakeMyTrip Ltd. 144A 0.000%, 7/1/30(2)	5,790	5,952
Trip.com Group Ltd. 0.750%, 6/15/29	8,280	9,373
Uber Technologies, Inc. 0.000%, 12/15/25	12,495	14,163
		39,252

Leisure Time—1.6%
NCL Corp., Ltd. 1.125%, 2/15/27(1)	12,340	12,957
	Par Value	Value

Media—1.2%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	$ 7,680	$ 9,888
Semiconductors—3.4%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(2)(4)	10,105	10,519
ON Semiconductor Corp. 0.000%, 5/1/27(1)	9,400	11,535
Semtech Corp. 1.625%, 11/1/27(1)	3,880	5,926
		27,980

Software—3.6%
Cloudflare, Inc. 0.000%, 8/15/26	9,990	12,278
Datadog, Inc. 144A 0.000%, 12/1/29(2)(3)(4)	9,310	9,036
Guidewire Software, Inc. 144A 1.250%, 11/1/29(2)	2,610	2,992
Tyler Technologies, Inc. 0.250%, 3/15/26	4,740	5,728
		30,034

Total Convertible Bonds and Notes (Identified Cost $225,762)		250,719

Corporate Bonds and Notes—17.4%
Computers—1.2%
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(2)	9,174	9,689
Seagate HDD Cayman 8.500%, 7/15/31	1	1
		9,690

Diversified REITs—1.4%
Iron Mountain, Inc. 144A 7.000%, 2/15/29(1)(2)	11,005	11,305
Electronic Equipment, Instruments & Components—1.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	9,885	10,017
Entertainment—1.2%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)(3)	10,750	10,376
Food & Beverage—1.1%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)(2)	8,800	8,936
Healthcare-Services—1.2%
Tenet Healthcare Corp. 6.125%, 10/1/28(1)	9,845	9,846
Internet—1.2%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(2)(3)	9,250	9,559
See Notes to Financial Statements

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Machinery-Diversified—1.2%
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)(2)	$ 9,175	$ 9,812
Miscellaneous Manufacturing—1.2%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)(2)	10,035	10,280
Retail—0.4%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(2)	2,985	3,001
Semiconductors—2.1%
Entegris, Inc. 144A 5.950%, 6/15/30(2)	4,425	4,465
Micron Technology, Inc. 5.800%, 1/15/35(1)	4,400	4,511
Qorvo, Inc. 4.375%, 10/15/29(1)(3)	8,995	8,724
		17,700

Software—2.8%
CoreWeave, Inc. 144A 9.250%, 6/1/30(1)(2)	13,990	14,061
UKG, Inc. 144A 6.875%, 2/1/31(1)(2)	8,560	8,788
		22,849

Transportation—1.2%
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	9,550	9,880
Total Corporate Bonds and Notes (Identified Cost $142,295)		143,251

	Shares
Convertible Preferred Stocks—4.8%
Aerospace & Defense—1.8%
Boeing Co. (The), 6.000%	212,990	15,058
Semiconductors & Semiconductor Equipment—1.5%
Microchip Technology, Inc., 7.500%	192,170	12,090
Technology Hardware, Storage & Peripherals—1.5%
Hewlett Packard Enterprise Co., 7.625%	204,380	12,263
Total Convertible Preferred Stocks (Identified Cost $34,049)		39,411

Common Stocks—58.8%
Banks—6.8%
Bank of America Corp.(1)	247,370	11,693
Citigroup, Inc.(1)	155,477	14,568
JPMorgan Chase & Co.(1)	62,690	18,571
Wells Fargo & Co.(1)	137,850	11,115
		55,947

	Shares	Value

Biotechnology—0.5%
AbbVie, Inc.	12,530	$ 2,369
Natera, Inc.(1)(5)	13,985	1,869
		4,238

Broadline Retail—0.8%
Amazon.com, Inc.(5)	28,670	6,712
Capital Markets—1.1%
Morgan Stanley	65,355	9,310
Communications Equipment—2.5%
Arista Networks, Inc.(5)	66,260	8,165
Cisco Systems, Inc.	59,230	4,032
F5, Inc.(1)(5)	20,385	6,389
Motorola Solutions, Inc.	4,640	2,037
		20,623

Consumer Finance—0.7%
Capital One Financial Corp.	27,855	5,989
Consumer Staples Distribution & Retail—1.2%
Walmart, Inc.(1)	103,115	10,103
Electric Utilities—0.6%
Constellation Energy Corp.	13,455	4,680
Electrical Equipment—1.2%
GE Vernova, Inc.(1)	15,620	10,314
Electronic Equipment, Instruments & Components—4.5%
Amphenol Corp. Class A(1)	100,580	10,713
Celestica, Inc.(5)	46,720	9,338
Flex Ltd.(5)	340,895	17,000
		37,051

Entertainment—2.3%
Netflix, Inc.(1)(5)	10,385	12,040
Walt Disney Co. (The)	58,645	6,985
		19,025

Financial Services—0.4%
Visa, Inc. Class A	10,205	3,525
Healthcare Equipment & Supplies—3.3%
Boston Scientific Corp.(1)(5)	157,830	16,560
Intuitive Surgical, Inc.(5)	7,855	3,779
Stryker Corp.	17,015	6,682
		27,021

Healthcare Providers & Services—1.8%
McKesson Corp.	20,960	14,537
Hotels, Restaurants & Leisure—3.0%
Flutter Entertainment plc(5)	22,165	6,700
Hilton Worldwide Holdings, Inc.(1)	43,180	11,576

See Notes to Financial Statements

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Shares	Value

Hotels, Restaurants & Leisure—continued
Royal Caribbean Cruises Ltd.	19,890	$ 6,322
		24,598

Insurance—0.7%
Progressive Corp. (The)	23,435	5,672
Interactive Media & Services—2.5%
Meta Platforms, Inc. Class A(1)	26,810	20,736
IT Services—0.6%
Twilio, Inc. Class A(5)	37,440	4,830
Machinery—3.2%
Caterpillar, Inc.(1)	24,305	10,646
Deere & Co.	9,875	5,178
Parker-Hannifin Corp.(1)	14,310	10,474
		26,298

Pharmaceuticals—1.5%
AstraZeneca plc Sponsored ADR	43,875	3,207
Eli Lilly & Co.(1)	9,025	6,679
Johnson & Johnson	16,200	2,669
		12,555

Semiconductors & Semiconductor Equipment—11.7%
Broadcom, Inc.(1)	62,655	18,402
Lam Research Corp.(1)	98,950	9,384
Monolithic Power Systems, Inc.	6,455	4,591
NVIDIA Corp.	243,250	43,267
NXP Semiconductors N.V.	33,445	7,150
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	54,860	13,255
		96,049

Software—7.9%
Atlassian Corp. Class A(5)	12,030	2,307
Figma, Inc. Class A(5)	182	21
Intuit, Inc.	5,965	4,683
Microsoft Corp.(1)	47,060	25,107
Oracle Corp.	93,230	23,659
SAP SE Sponsored ADR(3)	23,545	6,750
ServiceNow, Inc.(1)(5)	2,335	2,202
		64,729

Total Common Stocks (Identified Cost $365,487)		484,542

	Shares	Value

Equity-Linked Note—1.0%
Banks—1.0%
Barclays Bank plc (Cadence Design Systems, Inc.) 1.250%, 5/26/28(6)	7,585,000	$ 8,762
Total Equity-Linked Note (Identified Cost $8,343)		8,762

Total Long-Term Investments—112.4% (Identified Cost $775,936)		926,685

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.210%)(7)	8,407,260	8,407
Total Short-Term Investment (Identified Cost $8,407)		8,407

Securities Lending Collateral—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.204%)(7)(8)	6,780,794	6,781
Total Securities Lending Collateral (Identified Cost $6,781)		6,781

TOTAL INVESTMENTS—114.3% (Identified Cost $791,124)		$ 941,873
Other assets and liabilities, net—(14.3)%		(117,512)
NET ASSETS—100.0%		$ 824,361

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $185,313.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to a value of $225,583 or 27.4% of net assets.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(5)	Non-income producing.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

For information regarding the abbreviations, see the Key Investment Terms starting on page 16 .
See Notes to Financial Statements

Artificial Intelligence & Technology Opportunities Fund (AIO)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
Country Weightings†
United States	87%
Singapore	3
Taiwan	1
Bermuda	1
United Kingdom	1
Israel	1
Cayman Islands	1
Other	5
Total	100%
† % of total investments as of July 31, 2025.
The following table summarizes the value of the Fund’s investments as of July 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$250,719	$ —	$250,719	$ —
Corporate Bonds and Notes	143,251	—	143,251	—
Equity Securities:
Convertible Preferred Stocks	39,411	39,411	—	—
Common Stocks	484,542	484,542	—	—
Equity-Linked Note	8,762	—	—	8,762
Money Market Mutual Fund	8,407	8,407	—	—
Securities Lending Collateral	6,781	6,781	—	—
Total Investments	$941,873	$539,141	$393,970	$8,762
There were no transfers into or out of Level 3 related to securities held at July 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Note
Investments in Securities
Balance as of January 31, 2025:	$ 8,443	$ 8,443
Net realized gain (loss)	865	865
Net change in unrealized appreciation (depreciation)(a)	(560)	(560)
Purchases	10,396	10,396
Sales (b)	(10,382)	(10,382)
Balance as of July 31, 2025	$ 8,762	$ 8,762
(a) The net change in unrealized appreciation (depreciation) on investments still held at July 31, 2025, was $419.
(b) Includes paydowns on securities.
See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—80.3%
Aerospace & Defense—1.4%
AeroVironment, Inc. 0.000%, 7/15/30	$ 2,580	$ 2,898
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	240	2,154
		5,052

Auto Manufacturers—1.2%
Rivian Automotive, Inc. 4.625%, 3/15/29	4,245	4,173
Biotechnology—3.3%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	4,640	6,822
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,795	2,359
144A 1.750%, 3/1/31(1)	1,250	1,547
Celcuity, Inc. 2.750%, 8/1/31	1,125	1,242
		11,970

Commercial Services—2.6%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)(2)	3,330	3,515
Shift4 Payments, Inc. 0.500%, 8/1/27(2)	3,945	4,290
Stride, Inc. 1.125%, 9/1/27	545	1,352
		9,157

Computers—10.5%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	4,050	4,159
Lumentum Holdings, Inc. 0.500%, 12/15/26	6,305	7,985
PAR Technology Corp. 1.500%, 10/15/27(2)	2,915	3,157
Parsons Corp. 2.625%, 3/1/29(2)	3,055	3,321
Rubrik, Inc. 144A 0.000%, 6/15/30(1)	1,650	1,768
Seagate HDD Cayman 3.500%, 6/1/28(2)	2,775	5,379
Super Micro Computer, Inc. 3.500%, 3/1/29(2)	2,650	2,940
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	2,790	2,955
Western Digital Corp. 3.000%, 11/15/28(2)	1,795	3,847
Zscaler, Inc. 144A 0.000%, 7/15/28(1)	1,855	1,809
		37,320

Diversified REITs—0.9%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	3,205	3,378
	Par Value	Value

Electric Utilities—3.5%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	$ 3,125	$ 3,564
Southern Co. (The) 144A 3.250%, 6/15/28(1)	5,435	5,481
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	3,355	3,397
		12,442

Electronics—3.0%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	2,170	2,663
Itron, Inc. 1.375%, 7/15/30	1,475	1,694
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	2,790	3,285
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	2,285	3,048
		10,690

Engineering & Construction—0.9%
Granite Construction, Inc. 3.250%, 6/15/30	2,350	3,225
Entertainment—3.2%
IMAX Corp. 0.500%, 4/1/26	2,690	2,865
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	7,860	8,434
		11,299

Financial Services—4.8%
Coinbase Global, Inc. 0.500%, 6/1/26	5,110	6,105
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	2,510	3,607
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	4,500	5,433
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)(2)	1,705	2,016
		17,161

Health Care REITs—2.2%
Welltower OP LLC 144A 3.125%, 7/15/29(1)(2)	5,825	8,056
Healthcare-Products—4.7%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	2,290	2,252
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)(2)	2,345	2,067
Guardant Health, Inc. 1.250%, 2/15/31	2,365	2,458
Insulet Corp. 0.375%, 9/1/26	1,835	2,430
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,970	2,384
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	1,445	1,700
See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 1.000%, 12/15/28(2)	$ 1,365	$ 1,323
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	2,250	2,240
		16,854

Industrial REITs—0.5%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	1,760	1,740
Internet—6.3%
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	3,260	3,539
Etsy, Inc. 144A 1.000%, 6/15/30(1)	900	907
MakeMyTrip Ltd. 144A 0.000%, 7/1/30(1)(2)	2,490	2,560
Sea Ltd. 2.375%, 12/1/25	930	1,611
Spotify USA, Inc. 0.000%, 3/15/26	1,180	1,491
Trip.com Group Ltd. 0.750%, 6/15/29	1,555	1,760
Uber Technologies, Inc.
0.000%, 12/15/25	4,815	5,458
0.875%, 12/1/28	670	914
144A 0.000%, 5/15/28(1)	1,630	1,813
Wayfair, Inc. 3.250%, 9/15/27	1,885	2,419
		22,472

Investment Companies—1.8%
IREN Ltd.
144A 3.500%, 12/15/29(1)	905	1,278
144A 3.250%, 6/15/30(1)	1,635	1,960
Riot Platforms, Inc. 144A 0.750%, 1/15/30(1)	2,680	3,094
		6,332

Leisure Time—2.3%
Carnival Corp. 5.750%, 12/1/27(2)	1,415	3,267
NCL Corp., Ltd. 1.125%, 2/15/27	4,700	4,935
		8,202

Machinery-Construction & Mining—0.7%
Bloom Energy Corp. 3.000%, 6/1/29	1,255	2,480
Media—0.6%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,570	2,021
Metal Fabricate/Hardware—0.9%
Xometry, Inc. 144A 0.750%, 6/15/30(1)(2)	3,135	3,146
	Par Value	Value

Mining—1.4%
Centrus Energy Corp. 144A 2.250%, 11/1/30(1)	$ 760	$ 1,816
MP Materials Corp.
144A 0.250%, 4/1/26(1)	525	753
144A 3.000%, 3/1/30(1)	855	2,505
		5,074

Miscellaneous Manufacturing—0.5%
Axon Enterprise, Inc. 0.500%, 12/15/27	505	1,668
Oil, Gas & Consumable Fuels—2.0%
Permian Resources Operating LLC 3.250%, 4/1/28	270	676
Solaris Energy Infrastructure, Inc. 4.750%, 5/1/30	2,020	3,014
UGI Corp. 5.000%, 6/1/28	2,420	3,308
		6,998

Personal Care Product—0.9%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	2,975	3,133
Pharmaceuticals—0.8%
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)	2,625	2,894
Pipelines—0.8%
Golar LNG Ltd. 144A 2.750%, 12/15/30(1)	2,730	2,777
Retail—0.5%
Burlington Stores, Inc. 1.250%, 12/15/27(2)	1,290	1,850
Semiconductors—3.1%
Impinj, Inc. 1.125%, 5/15/27	675	1,018
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(3)	2,605	2,712
ON Semiconductor Corp. 0.000%, 5/1/27	1,720	2,111
Semtech Corp. 1.625%, 11/1/27(2)	1,705	2,604
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	2,005	1,884
Wolfspeed, Inc. 0.250%, 2/15/28	2,520	762
		11,091

Software—11.3%
Box, Inc. 144A 1.500%, 9/15/29(1)	2,340	2,341
Cloudflare, Inc. 0.000%, 8/15/26	4,590	5,641
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)(3)	4,550	4,416

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Software—continued
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	$ 2,905	$ 3,331
Life360, Inc. 144A 0.000%, 6/1/30(1)	2,390	2,811
MicroStrategy, Inc.
144A 0.000%, 12/1/29(1)(3)	7,355	7,034
144A 0.000%, 3/1/30(1)	1,845	2,159
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	2,580	2,900
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	4,180	6,479
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	2,545	3,087
		40,199

Telecommunications—2.9%
AST SpaceMobile, Inc. 144A 2.375%, 10/15/32(1)	3,620	3,786
GDS Holdings Ltd. 144A 2.250%, 6/1/32(1)(2)	1,890	2,460
InterDigital, Inc. 3.500%, 6/1/27	815	2,737
Viavi Solutions, Inc. 1.625%, 3/15/26(2)	1,420	1,426
		10,409

Water Utilities—0.8%
American Water Capital Corp. 3.625%, 6/15/26	3,015	3,028
Total Convertible Bonds and Notes (Identified Cost $255,423)		286,291

Corporate Bonds and Notes—57.1%
Aerospace & Defense—2.8%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	2,185	2,242
Bombardier, Inc. 144A 6.750%, 6/15/33(1)	3,225	3,315
TransDigm, Inc.
144A 7.125%, 12/1/31(1)	2,135	2,223
144A 6.375%, 5/31/33(1)	2,245	2,259
		10,039

Auto Components—0.6%
Goodyear Tire & Rubber Co. (The) 6.625%, 7/15/30	2,220	2,259
Automotive Parts & Equipment—2.7%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	2,165	2,208
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(2)	1,645	1,639
Clarios Global LP 144A 8.500%, 5/15/27(1)	2,685	2,701
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)	1,605	1,666
	Par Value	Value

Automotive Parts & Equipment—continued
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	$ 1,595	$ 1,583
		9,797

Building Materials—2.1%
AmeriTex HoldCo Intermediate LLC 144A 7.625%, 8/15/33(1)	1,760	1,790
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	2,195	2,244
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)	3,225	3,308
		7,342

Chemicals—1.1%
Celanese U.S. Holdings LLC 6.750%, 4/15/33(2)	1,655	1,669
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	2,330	2,168
		3,837

Commercial Services—4.0%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	2,875	2,936
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	2,995	3,188
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)	2,230	2,309
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	3,380	3,491
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)	2,145	2,212
		14,136

Computers—2.0%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	1,105	1,130
McAfee Corp. 144A 7.375%, 2/15/30(1)	2,530	2,346
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	3,345	3,532
		7,008

Containers & Packaging—1.3%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	2,805	2,829
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)(2)	1,655	1,674
		4,503

Diversified REITs—1.4%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	2,115	2,172
144A 6.250%, 1/15/33(1)	2,680	2,726
		4,898

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Electronic Equipment, Instruments & Components—0.5%
WESCO Distribution, Inc. 144A 6.375%, 3/15/33(1)	$ 1,700	$ 1,740
Entertainment—2.6%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	3,400	3,281
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	1,090	1,113
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	2,800	2,803
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	1,165	1,134
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)	1,025	956
		9,287

Environmental Services—1.0%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	1,520	1,575
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)	1,985	2,060
		3,635

Financial Services—4.9%
Nationstar Mortgage Holdings, Inc. 144A 7.125%, 2/1/32(1)	2,105	2,198
Navient Corp.
9.375%, 7/25/30	1,475	1,612
7.875%, 6/15/32	1,710	1,781
OneMain Finance Corp.
7.125%, 11/15/31(2)	2,740	2,829
7.125%, 9/15/32	2,200	2,267
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	2,330	2,459
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	1,545	1,580
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	2,765	2,820
		17,546

Food & Beverage—1.4%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	2,320	2,356
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	2,715	2,713
		5,069

Healthcare-Products—1.3%
Insulet Corp. 144A 6.500%, 4/1/33(1)	2,170	2,231
Medline Borrower LP 144A 5.250%, 10/1/29(1)	2,280	2,235
		4,466

Healthcare-Services—1.4%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)(2)	2,195	2,256
	Par Value	Value

Healthcare-Services—continued
DaVita, Inc. 144A 6.750%, 7/15/33(1)	$ 1,125	$ 1,160
Tenet Healthcare Corp. 6.125%, 10/1/28	1,655	1,655
		5,071

Housewares—0.6%
Newell Brands, Inc. 144A 8.500%, 6/1/28(1)	2,195	2,300
Insurance—1.0%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	3,280	3,392
Internet—1.5%
Gen Digital, Inc. 144A 6.250%, 4/1/33(1)	3,235	3,298
Snap, Inc. 144A 6.875%, 3/1/33(1)	2,165	2,220
		5,518

Iron & Steel—0.5%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)(2)	1,920	1,873
Leisure Time—1.7%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	1,615	1,678
Carnival Corp. 144A 5.750%, 8/1/32(1)	1,125	1,133
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	3,295	3,384
		6,195

Lodging—0.3%
Station Casinos LLC 144A 6.625%, 3/15/32(1)	1,135	1,157
Machinery-Diversified—0.6%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	2,140	2,242
Media—4.1%
CCO Holdings LLC
4.500%, 5/1/32	1,200	1,089
144A 6.375%, 9/1/29(1)	1,700	1,716
144A 7.375%, 3/1/31(1)(2)	2,105	2,164
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	1,655	1,669
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	2,120	2,116
Sirius XM Radio LLC 144A 5.500%, 7/1/29(1)	3,390	3,348
TEGNA, Inc. 5.000%, 9/15/29	2,435	2,340
		14,442

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Mining—1.5%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	$ 1,620	$ 1,717
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	1,685	1,717
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,720	1,730
		5,164

Miscellaneous Manufacturing—0.5%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)	1,690	1,731
Oil, Gas & Consumable Fuels—5.1%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,715	1,778
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)	1,625	1,645
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	2,335	2,407
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	1,650	1,695
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	1,650	1,660
SM Energy Co. 144A 7.000%, 8/1/32(1)	1,115	1,104
Sunoco LP 144A 6.250%, 7/1/33(1)	2,220	2,248
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	2,162	2,216
USA Compression Partners LP 6.875%, 9/1/27(2)	1,095	1,095
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	2,120	2,178
		18,026

Paper & Forest Products—0.3%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,470	1,184
Pharmaceuticals—0.7%
Organon & Co. 144A 7.875%, 5/15/34(1)(2)	2,630	2,355
Pipelines—0.6%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	565	553
Venture Global Plaquemines LNG LLC 144A 6.750%, 1/15/36(1)	1,700	1,749
		2,302

Retail—2.0%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(1)	2,240	2,252
Bath & Body Works, Inc. 6.875%, 11/1/35	1,070	1,101
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,645	1,676
	Par Value	Value

Retail—continued
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	$ 2,140	$ 2,187
		7,216

Software—1.3%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	2,215	2,237
UKG, Inc. 144A 6.875%, 2/1/31(1)	2,240	2,300
		4,537

Telecommunications—1.2%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	1,595	1,669
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)	2,640	2,750
		4,419

Transportation—2.5%
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	3,705	3,928
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)	2,225	2,337
XPO, Inc. 144A 7.125%, 6/1/31(1)	2,650	2,742
		9,007

Total Corporate Bonds and Notes (Identified Cost $200,634)		203,693

	Shares
Convertible Preferred Stocks—14.2%
Aerospace & Defense—3.3%
Boeing Co. (The), 6.000%	166,545	11,775
Banks—2.6%
Wells Fargo & Co. Series L, 7.500%	7,765	9,198
Capital Markets—2.4%
Ares Management Corp. Series B, 6.750%	70,970	4,017
KKR & Co., Inc. Series D, 6.250%	82,520	4,741
		8,758

Electric Utilities—1.3%
NextEra Energy, Inc., 7.299%	35,790	1,719
PG&E Corp. Series A, 6.000%	76,175	2,896
		4,615

Financial Services—0.5%
Shift4 Payments, Inc., 6.000%	14,660	1,729
Healthcare Providers & Services—1.0%
BrightSpring Health Services, Inc., 6.750%	47,495	3,437
Semiconductors & Semiconductor Equipment—0.9%
Microchip Technology, Inc., 7.500%	53,020	3,336

See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Shares	Value

Software—0.3%
MicroStrategy, Inc., 8.000%(2)	9,075	$ 1,009
Technology Hardware, Storage & Peripherals—0.8%
Hewlett Packard Enterprise Co., 7.625%	49,520	2,971
Trading Companies & Distributors—1.1%
QXO, Inc., 5.500%	67,165	3,883
Total Convertible Preferred Stocks (Identified Cost $39,943)		50,711

Preferred Stock—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B(4)(5)(6)	4,196	420
Total Preferred Stock (Identified Cost $411)		420

Common Stocks—0.2%
Banks—0.2%
CCF Holdings LLC(4)(5)	7,808,320	546
CCF Holdings LLC Class M(4)(5)	879,959	62
		608

Consumer Finance—0.0%
Erickson, Inc.(4)(5)	8,295	—
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
Total Common Stocks (Identified Cost $30,173)		608

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(5)	1,455,681	14
Total Warrant (Identified Cost $—)		14

Total Long-Term Investments—151.9% (Identified Cost $526,584)		541,737

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.210%)(7)	7,026,714	7,027
Total Short-Term Investment (Identified Cost $7,027)		7,027

	Shares	Value

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.204%)(7)(8)	304,778	$ 305
Total Securities Lending Collateral (Identified Cost $305)		305

TOTAL INVESTMENTS—153.9% (Identified Cost $533,916)		$ 549,069
Other assets and liabilities, net—(25.9)%		(92,377)
Cumulative Preferred Shares—(28.0)%		(100,000)
NET ASSETS—100.0%		$ 356,692

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to a value of $333,973 or 93.6% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	87%
Cayman Islands	3
Bermuda	3
Canada	2
Panama	1
Israel	1
Singapore	1
Other	2
Total	100%
† % of total investments as of July 31, 2025.

For information regarding the abbreviations, see the Key Investment Terms starting on page 16 .
See Notes to Financial Statements

Convertible & Income Fund (NCV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$286,291	$ —	$286,291	$ —
Corporate Bonds and Notes	203,693	—	203,693	—
Equity Securities:
Convertible Preferred Stocks	50,711	50,711	—	—
Preferred Stock	420	—	—	420
Common Stocks	608	—	—	608 (1)
Warrant	14	—	—	14
Money Market Mutual Fund	7,027	7,027	—	—
Securities Lending Collateral	305	305	—	—
Total Investments	$549,069	$58,043	$489,984	$1,042

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at July 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended July 31, 2025.
See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—84.4%
Aerospace & Defense—1.5%
AeroVironment, Inc. 0.000%, 7/15/30	$ 2,050	$ 2,303
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	195	1,750
		4,053

Auto Manufacturers—1.2%
Rivian Automotive, Inc. 4.625%, 3/15/29	3,375	3,318
Biotechnology—3.5%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	3,690	5,426
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,420	1,866
144A 1.750%, 3/1/31(1)	995	1,231
Celcuity, Inc. 2.750%, 8/1/31	895	988
		9,511

Commercial Services—2.7%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	2,645	2,792
Shift4 Payments, Inc. 0.500%, 8/1/27	3,135	3,409
Stride, Inc. 1.125%, 9/1/27	435	1,079
		7,280

Computers—11.0%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	3,220	3,307
Lumentum Holdings, Inc. 0.500%, 12/15/26	5,010	6,345
PAR Technology Corp. 1.500%, 10/15/27	2,315	2,507
Parsons Corp. 2.625%, 3/1/29(2)	2,425	2,636
Rubrik, Inc. 144A 0.000%, 6/15/30(1)	1,315	1,409
Seagate HDD Cayman 3.500%, 6/1/28	2,205	4,274
Super Micro Computer, Inc. 3.500%, 3/1/29	2,105	2,336
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	2,220	2,351
Western Digital Corp. 3.000%, 11/15/28(2)	1,430	3,065
Zscaler, Inc. 144A 0.000%, 7/15/28(1)	1,470	1,433
		29,663

Diversified REITs—1.0%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	2,545	2,683
	Par Value	Value

Electric Utilities—3.7%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	$ 2,480	$ 2,828
Southern Co. (The) 144A 3.250%, 6/15/28(1)	4,320	4,357
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	2,670	2,703
		9,888

Electronics—3.1%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	1,725	2,117
Itron, Inc. 1.375%, 7/15/30	1,175	1,350
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	2,215	2,608
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	1,815	2,421
		8,496

Engineering & Construction—0.9%
Granite Construction, Inc. 3.250%, 6/15/30	1,865	2,560
Entertainment—3.3%
IMAX Corp. 0.500%, 4/1/26	2,135	2,274
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	6,250	6,706
		8,980

Financial Services—5.1%
Coinbase Global, Inc. 0.500%, 6/1/26	4,065	4,857
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	1,995	2,866
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	3,575	4,317
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)(2)	1,355	1,602
		13,642

Health Care REITs—2.4%
Welltower OP LLC 144A 3.125%, 7/15/29(1)(2)	4,625	6,396
Healthcare-Products—5.0%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	1,820	1,790
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	1,865	1,644
Guardant Health, Inc. 1.250%, 2/15/31	1,880	1,954
Insulet Corp. 0.375%, 9/1/26	1,460	1,933
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,565	1,894
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	1,150	1,353
See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 1.000%, 12/15/28	$ 1,085	$ 1,051
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	1,800	1,792
		13,411

Industrial REITs—0.5%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	1,400	1,384
Internet—6.6%
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	2,590	2,811
Etsy, Inc. 144A 1.000%, 6/15/30(1)	715	720
MakeMyTrip Ltd. 144A 0.000%, 7/1/30(1)	1,975	2,030
Sea Ltd. 2.375%, 12/1/25	740	1,282
Spotify USA, Inc. 0.000%, 3/15/26	940	1,188
Trip.com Group Ltd. 0.750%, 6/15/29	1,225	1,387
Uber Technologies, Inc.
0.000%, 12/15/25	3,830	4,341
0.875%, 12/1/28	530	723
144A 0.000%, 5/15/28(1)	1,295	1,441
Wayfair, Inc. 3.250%, 9/15/27	1,500	1,925
		17,848

Investment Companies—1.9%
IREN Ltd.
144A 3.500%, 12/15/29(1)	715	1,010
144A 3.250%, 6/15/30(1)	1,305	1,564
Riot Platforms, Inc. 144A 0.750%, 1/15/30(1)	2,130	2,459
		5,033

Leisure Time—2.4%
Carnival Corp. 5.750%, 12/1/27	1,130	2,609
NCL Corp., Ltd. 1.125%, 2/15/27	3,735	3,922
		6,531

Machinery-Construction & Mining—0.7%
Bloom Energy Corp. 3.000%, 6/1/29	995	1,966
Media—0.6%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,245	1,603
Metal Fabricate/Hardware—0.9%
Xometry, Inc. 144A 0.750%, 6/15/30(1)	2,490	2,499
	Par Value	Value

Mining—1.5%
Centrus Energy Corp. 144A 2.250%, 11/1/30(1)	$ 605	$ 1,445
MP Materials Corp.
144A 0.250%, 4/1/26(1)	420	603
144A 3.000%, 3/1/30(1)	680	1,992
		4,040

Miscellaneous Manufacturing—0.5%
Axon Enterprise, Inc. 0.500%, 12/15/27	400	1,321
Oil, Gas & Consumable Fuels—2.1%
Permian Resources Operating LLC 3.250%, 4/1/28	215	539
Solaris Energy Infrastructure, Inc. 4.750%, 5/1/30	1,610	2,402
UGI Corp. 5.000%, 6/1/28	1,920	2,624
		5,565

Personal Care Product—0.9%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	2,365	2,491
Pharmaceuticals—0.9%
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)	2,085	2,299
Pipelines—0.8%
Golar LNG Ltd. 144A 2.750%, 12/15/30(1)	2,170	2,207
Retail—0.5%
Burlington Stores, Inc. 1.250%, 12/15/27	1,020	1,463
Semiconductors—3.3%
Impinj, Inc. 1.125%, 5/15/27	535	807
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(3)	2,070	2,155
ON Semiconductor Corp. 0.000%, 5/1/27	1,360	1,669
Semtech Corp. 1.625%, 11/1/27	1,355	2,069
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	1,590	1,494
Wolfspeed, Inc. 0.250%, 2/15/28	2,000	605
		8,799

Software—11.9%
Box, Inc. 144A 1.500%, 9/15/29(1)	1,860	1,861
Cloudflare, Inc. 0.000%, 8/15/26	3,650	4,486
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)(3)	3,620	3,513

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Software—continued
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	$ 2,310	$ 2,648
Life360, Inc. 144A 0.000%, 6/1/30(1)(2)	1,900	2,235
MicroStrategy, Inc.
144A 0.000%, 12/1/29(1)(3)	5,840	5,585
144A 0.000%, 3/1/30(1)	1,465	1,714
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	2,050	2,305
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	3,325	5,154
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	2,025	2,456
		31,957

Telecommunications—3.1%
AST SpaceMobile, Inc. 144A 2.375%, 10/15/32(1)	2,875	3,007
GDS Holdings Ltd. 144A 2.250%, 6/1/32(1)(2)	1,505	1,959
InterDigital, Inc. 3.500%, 6/1/27	650	2,183
Viavi Solutions, Inc. 1.625%, 3/15/26	1,125	1,130
		8,279

Water Utilities—0.9%
American Water Capital Corp. 3.625%, 6/15/26	2,395	2,405
Total Convertible Bonds and Notes (Identified Cost $203,170)		227,571

Corporate Bonds and Notes—54.6%
Aerospace & Defense—2.7%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	1,585	1,626
Bombardier, Inc. 144A 6.750%, 6/15/33(1)	2,330	2,395
TransDigm, Inc.
144A 7.125%, 12/1/31(1)	1,540	1,604
144A 6.375%, 5/31/33(1)	1,620	1,630
		7,255

Auto Components—0.6%
Goodyear Tire & Rubber Co. (The) 6.625%, 7/15/30	1,605	1,633
Automotive Parts & Equipment—2.6%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	1,565	1,596
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(2)	1,190	1,185
Clarios Global LP 144A 8.500%, 5/15/27(1)	1,925	1,937
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)	1,160	1,204
	Par Value	Value

Automotive Parts & Equipment—continued
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	$ 1,155	$ 1,146
		7,068

Building Materials—2.0%
AmeriTex HoldCo Intermediate LLC 144A 7.625%, 8/15/33(1)	1,275	1,297
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	1,570	1,605
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)	2,340	2,400
		5,302

Chemicals—1.0%
Celanese U.S. Holdings LLC 6.750%, 4/15/33(2)	1,195	1,205
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	1,700	1,582
		2,787

Commercial Services—3.8%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	2,075	2,119
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	2,155	2,294
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)	1,610	1,667
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	2,445	2,526
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)	1,550	1,598
		10,204

Computers—1.9%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	795	813
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,835	1,702
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	2,375	2,508
		5,023

Containers & Packaging—1.2%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	2,030	2,048
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	1,195	1,208
		3,256

Diversified REITs—1.3%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	1,525	1,567
144A 6.250%, 1/15/33(1)	1,935	1,968
		3,535

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Electronic Equipment, Instruments & Components—0.5%
WESCO Distribution, Inc. 144A 6.375%, 3/15/33(1)	$ 1,230	$ 1,259
Entertainment—2.5%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	2,420	2,336
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	790	807
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	2,025	2,027
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	830	808
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)	735	685
		6,663

Environmental Services—1.0%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	1,100	1,140
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)	1,460	1,515
		2,655

Financial Services—4.7%
Nationstar Mortgage Holdings, Inc. 144A 7.125%, 2/1/32(1)	1,520	1,587
Navient Corp.
9.375%, 7/25/30	1,045	1,142
7.875%, 6/15/32	1,235	1,286
OneMain Finance Corp.
7.125%, 11/15/31(2)	1,975	2,039
7.125%, 9/15/32	1,590	1,639
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	1,685	1,778
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	1,120	1,146
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	2,000	2,040
		12,657

Food & Beverage—1.4%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	1,690	1,716
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	1,960	1,959
		3,675

Healthcare-Products—1.2%
Insulet Corp. 144A 6.500%, 4/1/33(1)	1,565	1,608
Medline Borrower LP 144A 5.250%, 10/1/29(1)	1,650	1,618
		3,226

Healthcare-Services—1.3%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)	1,585	1,629
	Par Value	Value

Healthcare-Services—continued
DaVita, Inc. 144A 6.750%, 7/15/33(1)	$ 810	$ 835
Tenet Healthcare Corp. 6.125%, 10/1/28	1,195	1,195
		3,659

Housewares—0.6%
Newell Brands, Inc. 144A 8.500%, 6/1/28(1)	1,590	1,666
Insurance—0.9%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	2,370	2,451
Internet—1.5%
Gen Digital, Inc. 144A 6.250%, 4/1/33(1)	2,340	2,386
Snap, Inc. 144A 6.875%, 3/1/33(1)	1,560	1,599
		3,985

Iron & Steel—0.5%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)(2)	1,385	1,351
Leisure Time—1.7%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	1,170	1,215
Carnival Corp. 144A 5.750%, 8/1/32(1)	810	816
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	2,390	2,455
		4,486

Lodging—0.3%
Station Casinos LLC 144A 6.625%, 3/15/32(1)	820	836
Machinery-Diversified—0.6%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	1,545	1,618
Media—3.9%
CCO Holdings LLC
4.500%, 5/1/32	865	785
144A 6.375%, 9/1/29(1)	1,245	1,256
144A 7.375%, 3/1/31(1)(2)	1,520	1,563
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	1,195	1,205
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,640	1,637
Sirius XM Radio LLC 144A 5.500%, 7/1/29(1)	2,445	2,415
TEGNA, Inc. 5.000%, 9/15/29	1,765	1,696
		10,557

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Mining—1.4%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	$ 1,170	$ 1,240
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	1,220	1,243
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,235	1,242
		3,725

Miscellaneous Manufacturing—0.5%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)	1,225	1,255
Oil, Gas & Consumable Fuels—4.8%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,240	1,286
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)	1,170	1,184
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	1,715	1,768
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	1,195	1,228
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	1,190	1,197
SM Energy Co. 144A 7.000%, 8/1/32(1)	805	797
Sunoco LP 144A 6.250%, 7/1/33(1)	1,605	1,625
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,561	1,599
USA Compression Partners LP 6.875%, 9/1/27	790	790
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,530	1,572
		13,046

Paper & Forest Products—0.3%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,135	914
Pharmaceuticals—0.6%
Organon & Co. 144A 7.875%, 5/15/34(1)(2)	1,895	1,697
Pipelines—0.6%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	405	396
Venture Global Plaquemines LNG LLC 144A 6.750%, 1/15/36(1)	1,225	1,260
		1,656

Retail—1.9%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(1)	1,620	1,629
Bath & Body Works, Inc. 6.875%, 11/1/35	770	792
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,165	1,187
	Par Value	Value

Retail—continued
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	$ 1,535	$ 1,569
		5,177

Software—1.2%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	1,600	1,616
UKG, Inc. 144A 6.875%, 2/1/31(1)	1,630	1,673
		3,289

Telecommunications—1.2%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	1,150	1,204
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)	1,905	1,984
		3,188

Transportation—2.4%
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)	2,680	2,842
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)	1,610	1,691
XPO, Inc. 144A 7.125%, 6/1/31(1)	1,915	1,981
		6,514

Total Corporate Bonds and Notes (Identified Cost $144,948)		147,268

	Shares
Convertible Preferred Stocks—15.0%
Aerospace & Defense—3.5%
Boeing Co. (The), 6.000%	132,405	9,361
Banks—2.7%
Wells Fargo & Co. Series L, 7.500%	6,170	7,309
Capital Markets—2.6%
Ares Management Corp. Series B, 6.750%	56,385	3,191
KKR & Co., Inc. Series D, 6.250%	65,560	3,767
		6,958

Electric Utilities—1.4%
NextEra Energy, Inc., 7.299%	28,455	1,367
PG&E Corp. Series A, 6.000%	60,560	2,302
		3,669

Financial Services—0.5%
Shift4 Payments, Inc., 6.000%	11,650	1,374
Healthcare Providers & Services—1.0%
BrightSpring Health Services, Inc., 6.750%	37,755	2,732
Semiconductors & Semiconductor Equipment—1.0%
Microchip Technology, Inc., 7.500%	42,155	2,652

See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Shares	Value

Software—0.3%
MicroStrategy, Inc., 8.000%(2)	7,200	$ 801
Technology Hardware, Storage & Peripherals—0.9%
Hewlett Packard Enterprise Co., 7.625%	39,370	2,362
Trading Companies & Distributors—1.1%
QXO, Inc., 5.500%	53,375	3,086
Total Convertible Preferred Stocks (Identified Cost $31,762)		40,304

Preferred Stock—0.2%
Entertainment—0.2%
LiveStyle, Inc. Series B(4)(5)(6)	4,196	420
Total Preferred Stock (Identified Cost $411)		420

Common Stocks—0.2%
Banks—0.2%
CCF Holdings LLC(4)(5)	6,367,079	446
CCF Holdings LLC Class M(4)(5)	879,959	61
		507

Consumer Finance—0.0%
Erickson, Inc.(4)(5)	6,354	—
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
Total Common Stocks (Identified Cost $22,668)		507

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(5)	1,455,681	14
Total Warrant (Identified Cost $—)		14

Total Long-Term Investments—154.4% (Identified Cost $402,959)		416,084

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.210%)(7)	3,726,655	3,727
Total Short-Term Investment (Identified Cost $3,727)		3,727

	Shares	Value

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.204%)(7)(8)	555,698	$ 556
Total Securities Lending Collateral (Identified Cost $556)		556

TOTAL INVESTMENTS—156.0% (Identified Cost $407,242)		$ 420,367
Other assets and liabilities, net—(15.5)%		(41,858)
Cumulative Preferred Shares—(40.5)%		(109,000)
NET ASSETS—100.0%		$ 269,509

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to a value of $252,433 or 93.7% of net assets.
(2)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	87%
Cayman Islands	3
Bermuda	3
Canada	2
Panama	1
Israel	1
Australia	1
Other	2
Total	100%
† % of total investments as of July 31, 2025.

For information regarding the abbreviations, see the Key Investment Terms starting on page 16 .
See Notes to Financial Statements

Convertible & Income Fund II (NCZ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$227,571	$ —	$227,571	$ —
Corporate Bonds and Notes	147,268	—	147,268	—
Equity Securities:
Convertible Preferred Stocks	40,304	40,304	—	—
Preferred Stock	420	—	—	420
Common Stocks	507	—	—	507 (1)
Warrant	14	—	—	14
Money Market Mutual Fund	3,727	3,727	—	—
Securities Lending Collateral	556	556	—	—
Total Investments	$420,367	$44,587	$374,839	$941

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at July 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended July 31, 2025.
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—70.0%
Aerospace & Defense—1.2%
AeroVironment, Inc. 0.000%, 7/15/30	$ 1,545	$ 1,736
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	145	1,301
		3,037

Auto Manufacturers—1.0%
Rivian Automotive, Inc. 4.625%, 3/15/29(2)	2,540	2,497
Biotechnology—2.9%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27(2)	2,780	4,088
Bridgebio Pharma, Inc.
2.500%, 3/15/27(2)	1,070	1,406
144A 1.750%, 3/1/31(1)	755	934
Celcuity, Inc. 2.750%, 8/1/31	675	745
		7,173

Commercial Services—2.2%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)(2)	1,995	2,106
Shift4 Payments, Inc. 0.500%, 8/1/27(2)	2,360	2,566
Stride, Inc. 1.125%, 9/1/27	325	806
		5,478

Computers—9.1%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	2,420	2,485
Lumentum Holdings, Inc. 0.500%, 12/15/26(2)	3,775	4,781
PAR Technology Corp. 1.500%, 10/15/27(2)	1,745	1,890
Parsons Corp. 2.625%, 3/1/29	1,830	1,989
Rubrik, Inc. 144A 0.000%, 6/15/30(1)	990	1,061
Seagate HDD Cayman 3.500%, 6/1/28(2)	1,665	3,228
Super Micro Computer, Inc. 3.500%, 3/1/29	1,585	1,759
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	1,670	1,768
Western Digital Corp. 3.000%, 11/15/28	1,075	2,304
Zscaler, Inc. 144A 0.000%, 7/15/28(1)	1,110	1,082
		22,347

Diversified REITs—0.8%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)(2)	1,915	2,019
	Par Value	Value

Electric Utilities—3.1%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27(2)	$ 1,870	$ 2,133
Southern Co. (The) 144A 3.250%, 6/15/28(1)	3,255	3,282
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	2,010	2,035
		7,450

Electronics—2.6%
Advanced Energy Industries, Inc. 2.500%, 9/15/28(2)	1,300	1,595
Itron, Inc. 1.375%, 7/15/30(2)	885	1,016
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	1,670	1,967
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)(2)	1,365	1,821
		6,399

Engineering & Construction—0.8%
Granite Construction, Inc. 3.250%, 6/15/30(2)	1,405	1,928
Entertainment—2.8%
IMAX Corp. 0.500%, 4/1/26(2)	1,610	1,715
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)(2)	4,705	5,048
		6,763

Financial Services—4.2%
Coinbase Global, Inc. 0.500%, 6/1/26(2)	3,060	3,656
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)(2)	1,500	2,155
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)(2)	2,690	3,248
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)(2)	1,020	1,206
		10,265

Health Care REITs—2.0%
Welltower OP LLC 144A 3.125%, 7/15/29(1)(2)	3,490	4,827
Healthcare-Products—4.1%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)(2)	1,370	1,348
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)(2)	1,405	1,238
Guardant Health, Inc. 1.250%, 2/15/31(2)	1,415	1,471
Insulet Corp. 0.375%, 9/1/26(2)	1,100	1,456
iRhythm Technologies, Inc. 1.500%, 9/1/29(2)	1,180	1,428
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)(2)	865	1,018
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 1.000%, 12/15/28(2)	$ 815	$ 790
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	1,335	1,329
		10,078

Industrial REITs—0.4%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)(2)	1,050	1,038
Internet—5.5%
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	1,950	2,117
Etsy, Inc. 144A 1.000%, 6/15/30(1)	540	544
MakeMyTrip Ltd. 144A 0.000%, 7/1/30(1)	1,490	1,532
Sea Ltd. 2.375%, 12/1/25(2)	555	961
Spotify USA, Inc. 0.000%, 3/15/26(2)	705	891
Trip.com Group Ltd. 0.750%, 6/15/29(2)	925	1,047
Uber Technologies, Inc.
0.000%, 12/15/25(2)	2,885	3,270
0.875%, 12/1/28(2)	400	546
144A 0.000%, 5/15/28(1)	975	1,084
Wayfair, Inc. 3.250%, 9/15/27(2)	1,130	1,450
		13,442

Investment Companies—1.6%
IREN Ltd.
144A 3.500%, 12/15/29(1)	540	763
144A 3.250%, 6/15/30(1)(2)	985	1,180
Riot Platforms, Inc. 144A 0.750%, 1/15/30(1)	1,605	1,853
		3,796

Leisure Time—2.0%
Carnival Corp. 5.750%, 12/1/27	850	1,962
NCL Corp., Ltd. 1.125%, 2/15/27(2)	2,815	2,956
		4,918

Machinery-Construction & Mining—0.6%
Bloom Energy Corp. 3.000%, 6/1/29(2)	750	1,482
Media—0.5%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27(2)	940	1,210
Metal Fabricate/Hardware—0.8%
Xometry, Inc. 144A 0.750%, 6/15/30(1)	1,875	1,881
	Par Value	Value

Mining—1.2%
Centrus Energy Corp. 144A 2.250%, 11/1/30(1)	$ 450	$ 1,075
MP Materials Corp.
144A 0.250%, 4/1/26(1)	315	452
144A 3.000%, 3/1/30(1)	510	1,494
		3,021

Miscellaneous Manufacturing—0.4%
Axon Enterprise, Inc. 0.500%, 12/15/27(2)	305	1,008
Oil, Gas & Consumable Fuels—1.7%
Permian Resources Operating LLC 3.250%, 4/1/28	165	414
Solaris Energy Infrastructure, Inc. 4.750%, 5/1/30	1,210	1,805
UGI Corp. 5.000%, 6/1/28(2)	1,445	1,975
		4,194

Personal Care Product—0.8%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	1,780	1,875
Pharmaceuticals—0.7%
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)(2)	1,570	1,731
Pipelines—0.7%
Golar LNG Ltd. 144A 2.750%, 12/15/30(1)	1,635	1,663
Retail—0.5%
Burlington Stores, Inc. 1.250%, 12/15/27(2)	770	1,104
Semiconductors—2.7%
Impinj, Inc. 1.125%, 5/15/27	405	610
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)(3)	1,560	1,624
ON Semiconductor Corp. 0.000%, 5/1/27	1,025	1,258
Semtech Corp. 1.625%, 11/1/27(2)	1,020	1,558
Synaptics, Inc. 144A 0.750%, 12/1/31(1)(2)	1,200	1,128
Wolfspeed, Inc. 0.250%, 2/15/28(2)	1,505	455
		6,633

Software—9.8%
Box, Inc. 144A 1.500%, 9/15/29(1)	1,400	1,401
Cloudflare, Inc. 0.000%, 8/15/26(2)	2,750	3,380
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)(3)	2,725	2,645

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Software—continued
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)(2)	$ 1,740	$ 1,995
Life360, Inc. 144A 0.000%, 6/1/30(1)	1,425	1,676
MicroStrategy, Inc.
144A 0.000%, 12/1/29(1)(2)(3)	4,405	4,212
144A 0.000%, 3/1/30(1)	1,100	1,287
Nutanix, Inc. 144A 0.500%, 12/15/29(1)(2)	1,545	1,737
Snowflake, Inc. 144A 0.000%, 10/1/29(1)(2)	2,500	3,875
Unity Software, Inc. 144A 0.000%, 3/15/30(1)(2)	1,525	1,850
		24,058

Telecommunications—2.6%
AST SpaceMobile, Inc. 144A 2.375%, 10/15/32(1)	2,170	2,270
GDS Holdings Ltd. 144A 2.250%, 6/1/32(1)	1,130	1,471
InterDigital, Inc. 3.500%, 6/1/27	490	1,645
Viavi Solutions, Inc. 1.625%, 3/15/26(2)	850	854
		6,240

Water Utilities—0.7%
American Water Capital Corp. 3.625%, 6/15/26	1,810	1,818
Total Convertible Bonds and Notes (Identified Cost $156,578)		171,373

Corporate Bonds and Notes—22.4%
Aerospace & Defense—1.1%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)(2)	700	718
Bombardier, Inc. 144A 6.750%, 6/15/33(1)	850	874
TransDigm, Inc.
144A 7.125%, 12/1/31(1)(2)	565	588
144A 6.375%, 5/31/33(1)	590	594
		2,774

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 6.625%, 7/15/30	580	590
Automotive Parts & Equipment—1.0%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)(2)	565	576
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(2)	450	448
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	745	750
Garrett Motion Holdings, Inc. 144A 7.750%, 5/31/32(1)(2)	425	441
	Par Value	Value

Automotive Parts & Equipment—continued
Tenneco, Inc. 144A 8.000%, 11/17/28(1)(2)	$ 320	$ 318
		2,533

Building Materials—0.8%
AmeriTex HoldCo Intermediate LLC 144A 7.625%, 8/15/33(1)	465	473
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(2)	570	583
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(1)(2)	845	866
		1,922

Chemicals—0.4%
Celanese U.S. Holdings LLC 6.750%, 4/15/33	435	438
Chemours Co. (The) 144A 8.000%, 1/15/33(1)(2)	605	563
		1,001

Commercial Services—1.6%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(2)	910	929
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)(2)	720	766
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)	585	606
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)(2)	900	930
Williams Scotsman, Inc. 144A 6.625%, 4/15/30(1)(2)	585	603
		3,834

Computers—0.8%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	290	297
McAfee Corp. 144A 7.375%, 2/15/30(1)(2)	840	779
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)(2)	845	892
		1,968

Containers & Packaging—0.5%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)(2)	735	741
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	430	435
		1,176

Diversified REITs—0.5%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)(2)	555	570
144A 6.250%, 1/15/33(1)(2)	700	712
		1,282

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 6.375%, 3/15/33(1)(2)	$ 445	$ 456
Entertainment—0.9%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)(2)	750	724
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)(2)	285	291
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)(2)	710	711
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	310	301
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)(2)	270	252
		2,279

Environmental Services—0.5%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)(2)	535	554
Waste Pro USA, Inc. 144A 7.000%, 2/1/33(1)(2)	560	581
		1,135

Financial Services—2.1%
Nationstar Mortgage Holdings, Inc. 144A 7.125%, 2/1/32(1)(2)	550	574
Navient Corp.
9.375%, 7/25/30(2)	220	240
7.875%, 6/15/32	450	468
OneMain Finance Corp.
7.125%, 11/15/31(2)	715	738
7.125%, 9/15/32	575	593
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)(2)	885	934
PRA Group, Inc. 144A 8.375%, 2/1/28(1)(2)	765	783
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	730	745
		5,075

Food & Beverage—0.6%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)(2)	735	746
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)(2)	725	725
		1,471

Healthcare-Products—0.5%
Insulet Corp. 144A 6.500%, 4/1/33(1)	570	586
Medline Borrower LP 144A 5.250%, 10/1/29(1)(2)	625	613
		1,199

Healthcare-Services—0.5%
Concentra Health Services, Inc. 144A 6.875%, 7/15/32(1)(2)	575	591
	Par Value	Value

Healthcare-Services—continued
DaVita, Inc. 144A 6.750%, 7/15/33(1)	$ 295	$ 304
Tenet Healthcare Corp. 6.125%, 10/1/28(2)	435	435
		1,330

Housewares—0.3%
Newell Brands, Inc. 144A 8.500%, 6/1/28(1)	575	603
Insurance—0.4%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)(2)	915	946
Internet—0.6%
Gen Digital, Inc. 144A 6.250%, 4/1/33(1)	850	867
Snap, Inc. 144A 6.875%, 3/1/33(1)(2)	565	579
		1,446

Iron & Steel—0.2%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)(2)	500	488
Leisure Time—0.7%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(2)	425	441
Carnival Corp. 144A 5.750%, 8/1/32(1)	295	297
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)(2)	885	909
		1,647

Lodging—0.1%
Station Casinos LLC 144A 6.625%, 3/15/32(1)(2)	300	306
Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(2)	560	587
Media—1.6%
CCO Holdings LLC
4.500%, 5/1/32	315	286
144A 6.375%, 9/1/29(1)(2)	215	217
144A 7.375%, 3/1/31(1)(2)	555	571
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	435	439
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	865	863
Sirius XM Radio LLC 144A 5.500%, 7/1/29(1)(2)	895	884
TEGNA, Inc. 5.000%, 9/15/29(2)	640	615
		3,875

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Mining—0.7%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)(2)	$ 720	$ 763
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	440	448
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(2)	465	468
		1,679

Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 144A 6.250%, 3/15/33(1)(2)	440	451
Oil, Gas & Consumable Fuels—1.9%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)(2)	430	446
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)	425	430
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(2)	750	773
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)(2)	305	313
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)(2)	430	433
SM Energy Co. 144A 7.000%, 8/1/32(1)(2)	290	287
Sunoco LP 144A 6.250%, 7/1/33(1)(2)	585	592
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)(2)	588	603
USA Compression Partners LP 6.875%, 9/1/27(2)	285	285
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	555	570
		4,732

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)(2)	300	242
Pharmaceuticals—0.3%
Organon & Co. 144A 7.875%, 5/15/34(1)(2)	690	618
Pipelines—0.2%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)(2)	150	147
Venture Global Plaquemines LNG LLC 144A 6.750%, 1/15/36(1)	440	452
		599

Retail—0.8%
Advance Auto Parts, Inc. 144A 7.375%, 8/1/33(1)	590	593
Bath & Body Works, Inc. 6.875%, 11/1/35	280	288
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)(2)	440	448
	Par Value	Value

Retail—continued
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)(2)	$ 555	$ 568
		1,897

Software—0.5%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	580	586
UKG, Inc. 144A 6.875%, 2/1/31(1)(2)	600	616
		1,202

Telecommunications—0.5%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)(2)	410	429
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)	695	724
		1,153

Transportation—0.9%
FTAI Aviation Investors LLC 144A 7.875%, 12/1/30(1)(2)	870	922
Stonepeak Nile Parent LLC 144A 7.250%, 3/15/32(1)(2)	585	615
XPO, Inc. 144A 7.125%, 6/1/31(1)(2)	695	719
		2,256

Total Corporate Bonds and Notes (Identified Cost $54,279)		54,752

	Shares
Convertible Preferred Stocks—12.4%
Aerospace & Defense—2.9%
Boeing Co. (The), 6.000%(2)	99,750	7,052
Banks—2.3%
Wells Fargo & Co. Series L, 7.500%(2)	4,650	5,508
Capital Markets—2.1%
Ares Management Corp. Series B, 6.750%(2)	42,485	2,405
KKR & Co., Inc. Series D, 6.250%(2)	49,400	2,838
		5,243

Electric Utilities—1.1%
NextEra Energy, Inc., 7.299%	21,430	1,029
PG&E Corp. Series A, 6.000%	45,615	1,734
		2,763

Financial Services—0.4%
Shift4 Payments, Inc., 6.000%	8,775	1,035
Healthcare Providers & Services—0.8%
BrightSpring Health Services, Inc., 6.750%(2)	28,445	2,059
Semiconductors & Semiconductor Equipment—0.8%
Microchip Technology, Inc., 7.500%	31,750	1,998

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Shares	Value

Software—0.3%
MicroStrategy, Inc., 8.000%	5,460	$ 607
Technology Hardware, Storage & Peripherals—0.7%
Hewlett Packard Enterprise Co., 7.625%(2)	29,650	1,779
Trading Companies & Distributors—1.0%
QXO, Inc., 5.500%	40,195	2,324
Total Convertible Preferred Stocks (Identified Cost $27,131)		30,368

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(4)(5)(6)	630	63
Total Preferred Stock (Identified Cost $62)		63

Common Stocks—31.4%
Aerospace & Defense—0.4%
Axon Enterprise, Inc.(5)	375	283
RTX Corp.	4,220	665
		948

Automobiles—0.5%
Tesla, Inc.(5)(7)	4,260	1,313
Banks—1.3%
CCF Holdings LLC(4)(5)	1,026,972	72
CCF Holdings LLC Class M(4)(5)	219,990	15
Citigroup, Inc.	10,925	1,024
JPMorgan Chase & Co.(7)	4,425	1,311
Wells Fargo & Co.(7)	9,750	786
		3,208

Beverages—0.2%
Coca-Cola Co. (The)(7)	6,260	425
Biotechnology—0.5%
AbbVie, Inc.	1,835	347
Gilead Sciences, Inc.	5,235	588
Vertex Pharmaceuticals, Inc.(5)	755	345
		1,280

Broadline Retail—1.9%
Amazon.com, Inc.(5)	19,645	4,599
Capital Markets—1.2%
Charles Schwab Corp. (The)	11,340	1,108
Intercontinental Exchange, Inc.	2,705	500
Moody’s Corp.	1,535	792
Morgan Stanley	4,190	597
		2,997

Chemicals—0.6%
Air Products & Chemicals, Inc.	1,150	331
	Shares	Value

Chemicals—continued
DuPont de Nemours, Inc.	3,594	$ 258
Ecolab, Inc.	1,580	414
Linde plc	820	377
		1,380

Commercial Services & Supplies—0.7%
Cintas Corp.(7)	3,875	862
Waste Management, Inc.	3,830	878
		1,740

Communications Equipment—0.7%
Cisco Systems, Inc.	19,440	1,323
Motorola Solutions, Inc.	965	424
		1,747

Consumer Finance—0.4%
Capital One Financial Corp.	4,664	1,003
Consumer Staples Distribution & Retail—1.0%
Costco Wholesale Corp.(7)	455	427
Dollar Tree, Inc.(5)	5,765	655
Walmart, Inc.(7)	14,420	1,413
		2,495

Diversified Telecommunication Services—0.2%
AT&T, Inc.	16,490	452
Electric Utilities—0.2%
Constellation Energy Corp.	1,675	583
Electrical Equipment—0.5%
Eaton Corp. plc	1,820	700
Generac Holdings, Inc.(5)	428	84
Rockwell Automation, Inc.	1,485	522
		1,306

Entertainment—0.5%
LiveStyle, Inc. (4)(5)(6)	13,574	—
Netflix, Inc.(5)	770	893
Take-Two Interactive Software, Inc.(5)	1,361	303
		1,196

Financial Services—0.8%
Mastercard, Inc. Class A	3,405	1,929
Healthcare Equipment & Supplies—1.1%
Boston Scientific Corp.(5)	10,550	1,107
Edwards Lifesciences Corp.(5)	6,455	512
Intuitive Surgical, Inc.(5)(7)	2,005	964
		2,583

Healthcare Providers & Services—0.4%
Cardinal Health, Inc.	2,660	413

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Shares	Value

Healthcare Providers & Services—continued
McKesson Corp.	950	$ 659
		1,072

Hotels, Restaurants & Leisure—0.2%
Chipotle Mexican Grill, Inc. Class A(5)	10,210	438
Industrial Conglomerates—0.8%
3M Co.	5,390	804
General Electric Co.(7)	3,740	1,014
		1,818

Insurance—0.5%
Allstate Corp. (The)	2,216	450
Aon plc Class A	1,840	655
		1,105

Interactive Media & Services—2.6%
Alphabet, Inc. Class A(7)	9,610	1,844
Alphabet, Inc. Class C(7)	3,685	711
Meta Platforms, Inc. Class A	4,915	3,801
		6,356

IT Services—0.2%
GoDaddy, Inc. Class A(5)	3,300	533
Life Sciences Tools & Services—0.2%
Danaher Corp.	2,815	555
Machinery—1.1%
Caterpillar, Inc.	2,780	1,218
Deere & Co.	820	430
Parker-Hannifin Corp.	1,210	885
Xylem, Inc.	975	141
		2,674

Media—0.2%
NIQ Global Intelligence plc(5)	26,660	492
Pharmaceuticals—0.3%
Eli Lilly & Co.	1,085	803
Real Estate Management & Development—0.5%
CBRE Group, Inc. Class A(5)	4,325	674
CoStar Group, Inc.(5)	5,495	523
		1,197

Semiconductors & Semiconductor Equipment—3.9%
Advanced Micro Devices, Inc.(5)	5,605	988
Analog Devices, Inc.	2,615	587
Broadcom, Inc.(7)	6,665	1,958
Micron Technology, Inc.(7)	4,020	439
NVIDIA Corp.	31,249	5,558
		9,530

Software—4.9%
Atlassian Corp. Class A(5)	1,900	364
	Shares	Value

Software—continued
Cadence Design Systems, Inc.(5)	1,610	$ 587
Intuit, Inc.	855	671
Microsoft Corp.	14,664	7,823
Oracle Corp.(7)	3,953	1,003
Palantir Technologies, Inc. Class A(5)	2,855	452
ServiceNow, Inc.(5)(7)	1,065	1,005
		11,905

Specialized REITs—0.2%
American Tower Corp.	540	113
Equinix, Inc.	530	416
		529

Specialty Retail—1.0%
Chewy, Inc. Class A(5)	10,020	368
Home Depot, Inc. (The)	1,755	645
O’Reilly Automotive, Inc.(5)	8,765	862
TJX Cos., Inc. (The)	4,710	586
		2,461

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc.	17,940	3,724
Textiles, Apparel & Luxury Goods—0.2%
NIKE, Inc. Class B	5,570	416
Total Common Stocks (Identified Cost $69,140)		76,792

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(4)(5)	363,920	3
Total Warrant (Identified Cost $—)		3

Total Long-Term Investments—136.2% (Identified Cost $307,190)		333,351

Short-Term Investment—5.2%
Money Market Mutual Fund—5.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.210%)(8)	12,632,178	12,632
Total Short-Term Investment (Identified Cost $12,632)		12,632

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—141.4% (Identified Cost $319,822)		345,983

See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $26)	$ (24)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—141.4% (Identified Cost $319,796)	$ 345,959
Other assets and liabilities, net—(41.4)%	(101,212)
NET ASSETS—100.0%	$ 244,747

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to a value of $140,059 or 57.2% of net assets.
(2)	All or a portion of the security is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $165,936.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $9,836.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Cayman Islands	3
Bermuda	2
Canada	1
Israel	1
Panama	1
Australia	1
Other	1
Total	100%
† % of total investments, net of written options, as of July 31, 2025.
Open written options contracts as of July 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Alphabet, Inc.	(67)	$(1,474)	$ 220.00	08/15/25	$ (1)
Alphabet, Inc.	(26)	(572)	220.00	08/15/25	(—) (3)
Broadcom, Inc.	(47)	(1,504)	320.00	08/15/25	(7)
Capital One Financial Corp.	(23)	(552)	240.00	09/19/25	(3)
Cintas Corp.	(20)	(460)	230.00	08/15/25	(3)
Coca-Cola Co. (The)	(44)	(321)	73.00	08/15/25	(—) (3)
Costco Wholesale Corp.	(3)	(305)	1,015.00	08/15/25	(—) (3)
General Electric Co.	(14)	(420)	300.00	08/15/25	(—) (3)
Intuitive Surgical, Inc.	(13)	(702)	540.00	08/15/25	(—) (3)
JPMorgan Chase & Co.	(22)	(693)	315.00	08/15/25	(1)
Micron Technology, Inc.	(28)	(364)	130.00	08/15/25	(1)
Oracle Corp.	(28)	(840)	300.00	08/15/25	(1)
O’Reilly Automotive, Inc.	(44)	(7,128)	1,620.00	09/19/25	(2)
ServiceNow, Inc.	(7)	(749)	1,070.00	08/15/25	(2)
Tesla, Inc.	(30)	(1,110)	370.00	08/15/25	(2)
Walmart, Inc.	(101)	(1,060)	105.00	08/15/25	(1)
Wells Fargo & Co.	(49)	(429)	87.50	08/15/25	(—) (3)
Total Written Options					$ (24)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options.
(3)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 16 .
See Notes to Financial Statements

Diversified Income & Convertible Fund (ACV)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of July 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$171,373	$ —	$171,373	$ —
Corporate Bonds and Notes	54,752	—	54,752	—
Equity Securities:
Convertible Preferred Stocks	30,368	30,368	—	—
Preferred Stock	63	—	—	63
Common Stocks	76,792	76,705	—	87 (1)
Warrant	3	—	—	3
Money Market Mutual Fund	12,632	12,632	—	—
Total Assets	345,983	119,705	226,125	153
Liabilities:
Other Financial Instruments:
Written Options	(24)	(24)	—	—
Total Liabilities	(24)	(24)	—	—
Total Investments, Net of Written Options	$345,959	$119,681	$226,125	$153

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at July 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended July 31, 2025.
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—18.0%
Aerospace & Defense—0.3%
AeroVironment, Inc. 0.000%, 7/15/30	$ 2,115	$ 2,376
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	200	1,794
		4,170

Auto Manufacturers—0.3%
Rivian Automotive, Inc. 4.625%, 3/15/29	3,475	3,416
Biotechnology—0.7%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	3,795	5,580
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,520	1,997
144A 1.750%, 3/1/31(1)	1,045	1,293
Celcuity, Inc. 2.750%, 8/1/31	920	1,016
		9,886

Commercial Services—0.6%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	2,790	2,945
Shift4 Payments, Inc. 0.500%, 8/1/27	3,305	3,594
Stride, Inc. 1.125%, 9/1/27	455	1,129
		7,668

Computers—2.3%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	3,395	3,487
Lumentum Holdings, Inc. 0.500%, 12/15/26	5,260	6,662
PAR Technology Corp. 1.500%, 10/15/27	2,430	2,632
Parsons Corp. 2.625%, 3/1/29	2,505	2,723
Rubrik, Inc. 144A 0.000%, 6/15/30(1)	1,355	1,452
Seagate HDD Cayman 3.500%, 6/1/28	2,270	4,400
Super Micro Computer, Inc. 3.500%, 3/1/29	2,220	2,463
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	2,280	2,414
Western Digital Corp. 3.000%, 11/15/28	1,470	3,150
Zscaler, Inc. 144A 0.000%, 7/15/28(1)	1,525	1,487
		30,870

Diversified REITs—0.2%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	2,680	2,825
	Par Value	Value

Electric Utilities—0.8%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	$ 2,615	$ 2,982
Southern Co. (The) 144A 3.250%, 6/15/28(1)	4,535	4,574
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	2,810	2,845
		10,401

Electronics—0.7%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	1,800	2,209
Itron, Inc. 1.375%, 7/15/30	1,210	1,390
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	2,290	2,696
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	1,895	2,528
		8,823

Engineering & Construction—0.2%
Granite Construction, Inc. 3.250%, 6/15/30	1,960	2,690
Entertainment—0.7%
IMAX Corp. 0.500%, 4/1/26	2,255	2,402
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	6,590	7,071
		9,473

Financial Services—1.1%
Coinbase Global, Inc. 0.500%, 6/1/26	4,180	4,994
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	2,055	2,953
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	3,690	4,455
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	1,425	1,685
		14,087

Health Care REITs—0.5%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	4,785	6,618
Healthcare-Products—1.1%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	1,910	1,879
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	1,960	1,728
Guardant Health, Inc. 1.250%, 2/15/31	1,985	2,063
Insulet Corp. 0.375%, 9/1/26	1,520	2,013
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,615	1,954
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	1,190	1,400
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 1.000%, 12/15/28	$ 1,155	$ 1,119
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	1,840	1,832
		13,988

Industrial REITs—0.1%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	1,440	1,423
Internet—1.4%
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	2,720	2,953
Etsy, Inc. 144A 1.000%, 6/15/30(1)	735	740
MakeMyTrip Ltd. 144A 0.000%, 7/1/30(1)	2,085	2,143
Sea Ltd. 2.375%, 12/1/25	780	1,351
Spotify USA, Inc. 0.000%, 3/15/26	985	1,245
Trip.com Group Ltd. 0.750%, 6/15/29	1,295	1,466
Uber Technologies, Inc.
0.000%, 12/15/25	3,940	4,466
0.875%, 12/1/28	565	771
144A 0.000%, 5/15/28(1)	1,340	1,491
Wayfair, Inc. 3.250%, 9/15/27	1,550	1,989
		18,615

Investment Companies—0.4%
IREN Ltd.
144A 3.500%, 12/15/29(1)	745	1,052
144A 3.250%, 6/15/30(1)	1,375	1,648
Riot Platforms, Inc. 144A 0.750%, 1/15/30(1)	2,195	2,534
		5,234

Leisure Time—0.5%
Carnival Corp. 5.750%, 12/1/27	1,165	2,690
NCL Corp., Ltd. 1.125%, 2/15/27	3,845	4,037
		6,727

Machinery-Construction & Mining—0.2%
Bloom Energy Corp. 3.000%, 6/1/29	1,025	2,026
Media—0.1%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,285	1,654
Metal Fabricate/Hardware—0.2%
Xometry, Inc. 144A 0.750%, 6/15/30(1)	2,625	2,634
	Par Value	Value

Mining—0.3%
Centrus Energy Corp. 144A 2.250%, 11/1/30(1)	$ 640	$ 1,529
MP Materials Corp.
144A 0.250%, 4/1/26(1)	435	624
144A 3.000%, 3/1/30(1)	700	2,051
		4,204

Miscellaneous Manufacturing—0.1%
Axon Enterprise, Inc. 0.500%, 12/15/27	415	1,371
Oil, Gas & Consumable Fuels—0.4%
Permian Resources Operating LLC 3.250%, 4/1/28	225	564
Solaris Energy Infrastructure, Inc. 4.750%, 5/1/30	1,680	2,506
UGI Corp. 5.000%, 6/1/28	1,985	2,713
		5,783

Personal Care Product—0.2%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	2,495	2,628
Pharmaceuticals—0.2%
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)	2,190	2,414
Pipelines—0.2%
Golar LNG Ltd. 144A 2.750%, 12/15/30(1)	2,285	2,324
Retail—0.1%
Burlington Stores, Inc. 1.250%, 12/15/27	1,075	1,542
Semiconductors—0.7%
Impinj, Inc. 1.125%, 5/15/27	550	829
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)	2,160	2,248
ON Semiconductor Corp. 0.000%, 5/1/27	1,420	1,743
Semtech Corp. 1.625%, 11/1/27	1,400	2,138
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	1,690	1,589
Wolfspeed, Inc. 0.250%, 2/15/28	2,135	646
		9,193

Software—2.5%
Box, Inc. 144A 1.500%, 9/15/29(1)	1,950	1,951
Cloudflare, Inc. 0.000%, 8/15/26	3,760	4,621
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)	3,815	3,703

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Software—continued
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	$ 2,390	$ 2,740
Life360, Inc. 144A 0.000%, 6/1/30(1)	2,000	2,352
MicroStrategy, Inc.
144A 0.000%, 12/1/29(1)(2)	6,105	5,838
144A 0.000%, 3/1/30(1)	1,535	1,797
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	2,120	2,383
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	3,430	5,317
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	2,090	2,535
		33,237

Telecommunications—0.7%
AST SpaceMobile, Inc. 144A 2.375%, 10/15/32(1)	2,960	3,096
GDS Holdings Ltd. 144A 2.250%, 6/1/32(1)	1,580	2,057
InterDigital, Inc. 3.500%, 6/1/27	665	2,233
Viavi Solutions, Inc. 1.625%, 3/15/26	1,185	1,190
		8,576

Water Utilities—0.2%
American Water Capital Corp. 3.625%, 6/15/26	2,565	2,576
Total Convertible Bonds and Notes (Identified Cost $216,991)		237,076

	Shares
Convertible Preferred Stocks—3.2%
Aerospace & Defense—0.7%
Boeing Co. (The), 6.000%	136,850	9,675
Banks—0.6%
Wells Fargo & Co. Series L, 7.500%	6,510	7,711
Capital Markets—0.6%
Ares Management Corp. Series B, 6.750%	59,200	3,351
KKR & Co., Inc. Series D, 6.250%	68,835	3,954
		7,305

Electric Utilities—0.3%
NextEra Energy, Inc., 7.299%	29,350	1,410
PG&E Corp. Series A, 6.000%	62,495	2,376
		3,786

Financial Services—0.1%
Shift4 Payments, Inc., 6.000%	12,285	1,449
Healthcare Providers & Services—0.2%
BrightSpring Health Services, Inc., 6.750%	38,840	2,811
	Shares	Value

Semiconductors & Semiconductor Equipment—0.2%
Microchip Technology, Inc., 7.500%	43,415	$ 2,731
Software—0.1%
MicroStrategy, Inc., 8.000%	7,645	850
Technology Hardware, Storage & Peripherals—0.2%
Hewlett Packard Enterprise Co., 7.625%	40,635	2,438
Trading Companies & Distributors—0.2%
QXO, Inc., 5.500%	56,360	3,259
Total Convertible Preferred Stocks (Identified Cost $38,331)		42,015

Common Stocks—78.0%
Aerospace & Defense—0.8%
L3Harris Technologies, Inc.	38,217	10,503
Air Freight & Logistics—1.5%
C.H. Robinson Worldwide, Inc.	99,894	11,520
United Parcel Service, Inc. Class B	101,297	8,728
		20,248

Automobile Components—1.2%
Aptiv plc(3)	221,913	15,232
Banks—9.9%
Bank of America Corp.(4)	749,026	35,406
Commerce Bancshares, Inc.	253,386	15,507
JPMorgan Chase & Co.(4)	68,241	20,216
PNC Financial Services Group, Inc. (The)	159,367	30,323
Truist Financial Corp.	454,432	19,863
U.S. Bancorp	217,814	9,793
		131,108

Broadline Retail—2.0%
Amazon.com, Inc.(3)	115,382	27,012
Building Products—0.8%
Allegion plc	63,497	10,535
Capital Markets—5.7%
Blackrock, Inc.	15,548	17,196
Charles Schwab Corp. (The)	218,841	21,388
Goldman Sachs Group, Inc. (The)	8,563	6,196
MarketAxess Holdings, Inc.	93,660	19,247
Morgan Stanley	76,346	10,876
		74,903

Chemicals—0.5%
FMC Corp.	176,691	6,898
Commercial Services & Supplies—0.8%
RB Global, Inc.	97,660	10,573
Consumer Staples Distribution & Retail—0.7%
Costco Wholesale Corp.	9,983	9,380

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Shares	Value

Containers & Packaging—0.7%
Ball Corp.	155,907	$ 8,927
Electric Utilities—3.9%
Eversource Energy	317,626	20,995
NextEra Energy, Inc.(4)	427,064	30,347
		51,342

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. Class A	77,284	8,232
Energy Equipment & Services—0.4%
Schlumberger N.V.	141,255	4,774
Entertainment—0.9%
Walt Disney Co. (The)	104,148	12,405
Financial Services—4.1%
Berkshire Hathaway, Inc. Class B(3)	73,060	34,476
Jack Henry & Associates, Inc.	54,812	9,308
Visa, Inc. Class A	28,047	9,689
		53,473

Food Products—0.7%
Tyson Foods, Inc. Class A	189,905	9,932
Ground Transportation—1.6%
Uber Technologies, Inc.(3)	136,748	12,000
Union Pacific Corp.	43,192	9,587
		21,587

Health Care REITs—2.3%
Alexandria Real Estate Equities, Inc.	391,436	29,918
Healthcare Equipment & Supplies—0.7%
Abbott Laboratories	73,341	9,255
Healthcare Providers & Services—1.5%
HCA Healthcare, Inc.	27,023	9,566
Universal Health Services, Inc. Class B	63,458	10,563
		20,129

Healthcare Technology—0.7%
Veeva Systems, Inc. Class A(3)	30,944	8,794
Hotels, Restaurants & Leisure—0.3%
Starbucks Corp.	49,802	4,440
Industrial REITs—3.9%
Prologis, Inc.	384,496	41,056
Rexford Industrial Realty, Inc.	280,179	10,235
		51,291

Interactive Media & Services—3.2%
Alphabet, Inc. Class A	217,244	41,689
	Shares	Value

Life Sciences Tools & Services—1.2%
Thermo Fisher Scientific, Inc.(4)	32,692	$ 15,289
Machinery—2.3%
Flowserve Corp.	188,784	10,579
Stanley Black & Decker, Inc.	285,422	19,309
		29,888

Metals & Mining—0.7%
Freeport-McMoRan, Inc.	237,050	9,539
Oil, Gas & Consumable Fuels—4.9%
Chevron Corp.	138,253	20,965
Coterra Energy, Inc.	350,481	8,548
EOG Resources, Inc.	79,244	9,511
Exxon Mobil Corp.	143,943	16,070
Ovintiv, Inc.	227,366	9,363
		64,457

Pharmaceuticals—4.4%
Bristol-Myers Squibb Co.	95,758	4,147
Eli Lilly & Co.	24,360	18,028
Johnson & Johnson	34,159	5,628
Pfizer, Inc.	1,281,883	29,855
		57,658

Real Estate Management & Development—0.5%
CoStar Group, Inc.(3)	72,304	6,883
Residential REITs—0.7%
Invitation Homes, Inc.	295,504	9,057
Semiconductors & Semiconductor Equipment—4.0%
Advanced Micro Devices, Inc.(3)	234,078	41,270
Marvell Technology, Inc.	142,865	11,482
		52,752

Software—4.7%
Intuit, Inc.	27,000	21,199
Microsoft Corp.(4)	37,157	19,823
Salesforce, Inc.	79,766	20,606
		61,628

Specialized REITs—2.1%
American Tower Corp.	45,685	9,520
Crown Castle, Inc.	84,147	8,843
SBA Communications Corp. Class A	44,518	10,004
		28,367

Specialty Retail—1.6%
Home Depot, Inc. (The)(4)	58,250	21,408
Trading Companies & Distributors—0.7%
MonotaRO Co., Ltd. Unsponsored ADR	506,235	9,146

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Shares	Value

Water Utilities—0.8%
American Water Works Co., Inc.	71,974	$ 10,094
Total Common Stocks (Identified Cost $963,109)		1,028,746

Total Long-Term Investments—99.2% (Identified Cost $1,218,431)		1,307,837

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.210%)(5)	2,678,058	2,678
Total Short-Term Investment (Identified Cost $2,678)		2,678

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.4% (Identified Cost $1,221,109)		1,310,515

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $970)	(1,205)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.3% (Identified Cost $1,220,139)	$1,309,310
Other assets and liabilities, net—0.7%	9,345
NET ASSETS—100.0%	$1,318,655
Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to a value of $125,755 or 9.5% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Non-income producing.
(4)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $83,722.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Jersey	1
Canada	1
Cayman Islands	1
Japan	1
Bermuda	1
Curaçao	1
Total	100%
† % of total investments, net of written options, as of July 31, 2025.

Open written options contracts as of July 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Devices, Inc.	(234)	$ (4,095)	$ 175.00	08/15/25	$ (234)
Advanced Micro Devices, Inc.	(468)	(8,424)	180.00	08/15/25	(363)
Alexandria Real Estate Equities, Inc.	(421)	(3,579)	85.00	08/15/25	(8)
Alphabet, Inc.	(543)	(11,403)	210.00	08/15/25	(25)
Alphabet, Inc.	(217)	(4,448)	205.00	08/15/25	(19)
Amazon.com, Inc.	(347)	(8,848)	255.00	08/15/25	(72)
Aptiv plc	(554)	(4,155)	75.00	08/15/25	(22)
Ball Corp.	(311)	(1,944)	62.50	08/15/25	(9)
Bank of America Corp.	(2,621)	(13,760)	52.50	08/15/25	(26)
Berkshire Hathaway, Inc.	(182)	(9,464)	520.00	08/15/25	(4)
Chevron Corp.	(490)	(8,085)	165.00	08/15/25	(12)
Costco Wholesale Corp.	(24)	(2,496)	1,040.00	08/15/25	(2)
Coterra Energy, Inc.	(1,051)	(2,838)	27.00	08/15/25	(11)
Eli Lilly & Co.	(85)	(7,395)	870.00	08/15/25	(16)
EOG Resources, Inc.	(237)	(3,081)	130.00	08/15/25	(11)
Exxon Mobil Corp.	(377)	(4,524)	120.00	08/15/25	(10)
FMC Corp.	(530)	(2,518)	47.50	08/15/25	(3)
Home Depot, Inc. (The)	(203)	(7,917)	390.00	08/15/25	(19)
Intuit, Inc.	(103)	(8,446)	820.00	08/15/25	(36)
L3Harris Technologies, Inc.	(126)	(3,654)	290.00	08/15/25	(9)
Morgan Stanley	(190)	(2,850)	150.00	08/15/25	(8)
For information regarding the abbreviations, see the Key Investment Terms starting on page 16 .
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund (NFJ)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
Open written options contracts as of July 31, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
NextEra Energy, Inc.	(1,067)	$ (8,803)	$ 82.50	08/15/25	$ (5)
Ovintiv, Inc.	(694)	(3,054)	44.00	08/15/25	(24)
Pfizer, Inc.	(4,486)	(12,112)	27.00	08/15/25	(9)
PNC Financial Services Group, Inc. (The)	(318)	(6,678)	210.00	08/15/25	(2)
Prologis, Inc.	(375)	(4,312)	115.00	08/15/25	(6)
Salesforce, Inc.	(126)	(3,654)	290.00	08/15/25	(4)
Stanley Black & Decker, Inc.	(856)	(6,634)	77.50	08/15/25	(12)
Starbucks Corp.	(174)	(1,827)	105.00	08/15/25	(1)
Thermo Fisher Scientific, Inc.	(110)	(5,060)	460.00	08/15/25	(178)
Truist Financial Corp.	(1,136)	(5,396)	47.50	08/15/25	(2)
Uber Technologies, Inc.	(410)	(4,100)	100.00	08/15/25	(26)
United Parcel Service, Inc.	(253)	(2,783)	110.00	08/15/25	(2)
Veeva Systems, Inc.	(92)	(2,852)	310.00	08/15/25	(3)
Walt Disney Co. (The)	(364)	(4,914)	135.00	08/15/25	(12)
Total Written Options					$(1,205)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options.
The following table summarizes the value of the Fund’s investments as of July 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$ 237,076	$ —	$237,076
Equity Securities:
Convertible Preferred Stocks	42,015	42,015	—
Common Stocks	1,028,746	1,028,746	—
Money Market Mutual Fund	2,678	2,678	—
Total Assets	1,310,515	1,073,439	237,076
Liabilities:
Other Financial Instruments:
Written Options	(1,205)	(1,016)	(189)
Total Investments, Net of Written Options	$1,309,310	$1,072,423	$236,887
There were no securities valued using significant unobservable inputs (Level 3) at July 31, 2025.
There were no transfers into or out of Level 3 related to securities held at July 31, 2025.
See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—30.8%
Aerospace & Defense—0.6%
AeroVironment, Inc. 0.000%, 7/15/30	$ 2,075	$ 2,331
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	195	1,750
		4,081

Auto Manufacturers—0.5%
Rivian Automotive, Inc. 4.625%, 3/15/29	3,415	3,357
Biotechnology—1.3%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	3,735	5,492
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,405	1,846
144A 1.750%, 3/1/31(1)	995	1,231
Celcuity, Inc. 2.750%, 8/1/31	905	999
		9,568

Commercial Services—1.0%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	2,660	2,808
Shift4 Payments, Inc. 0.500%, 8/1/27	3,150	3,426
Stride, Inc. 1.125%, 9/1/27	430	1,066
		7,300

Computers—4.0%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	3,235	3,322
Lumentum Holdings, Inc. 0.500%, 12/15/26	5,015	6,351
PAR Technology Corp. 1.500%, 10/15/27	2,315	2,507
Parsons Corp. 2.625%, 3/1/29	2,455	2,669
Rubrik, Inc. 144A 0.000%, 6/15/30(1)	1,330	1,425
Seagate HDD Cayman 3.500%, 6/1/28	2,235	4,333
Super Micro Computer, Inc. 3.500%, 3/1/29	2,115	2,347
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	2,245	2,377
Western Digital Corp. 3.000%, 11/15/28	1,445	3,097
Zscaler, Inc. 144A 0.000%, 7/15/28(1)	1,495	1,458
		29,886

Diversified REITs—0.4%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	2,560	2,698
	Par Value	Value

Electric Utilities—1.3%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	$ 2,495	$ 2,846
Southern Co. (The) 144A 3.250%, 6/15/28(1)	4,320	4,357
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	2,680	2,713
		9,916

Electronics—1.1%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	1,720	2,111
Itron, Inc. 1.375%, 7/15/30	1,190	1,366
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	2,240	2,638
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	1,810	2,415
		8,530

Engineering & Construction—0.3%
Granite Construction, Inc. 3.250%, 6/15/30	1,865	2,560
Entertainment—1.2%
IMAX Corp. 0.500%, 4/1/26	2,145	2,284
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	6,280	6,739
		9,023

Financial Services—1.9%
Coinbase Global, Inc. 0.500%, 6/1/26	4,110	4,910
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	2,015	2,895
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	3,615	4,365
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	1,360	1,608
		13,778

Health Care REITs—0.9%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	4,675	6,466
Healthcare-Products—1.8%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	1,820	1,790
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	1,860	1,640
Guardant Health, Inc. 1.250%, 2/15/31	1,890	1,964
Insulet Corp. 0.375%, 9/1/26	1,455	1,926
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,580	1,912
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	1,165	1,371
See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 1.000%, 12/15/28	$ 1,070	$ 1,037
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	1,810	1,802
		13,442

Industrial REITs—0.2%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	1,410	1,394
Internet—2.4%
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	2,590	2,812
Etsy, Inc. 144A 1.000%, 6/15/30(1)	725	730
MakeMyTrip Ltd. 144A 0.000%, 7/1/30(1)	1,985	2,041
Sea Ltd. 2.375%, 12/1/25	740	1,282
Spotify USA, Inc. 0.000%, 3/15/26	915	1,156
Trip.com Group Ltd. 0.750%, 6/15/29	1,235	1,398
Uber Technologies, Inc.
0.000%, 12/15/25	3,875	4,392
0.875%, 12/1/28	525	716
144A 0.000%, 5/15/28(1)	1,310	1,457
Wayfair, Inc. 3.250%, 9/15/27	1,515	1,944
		17,928

Investment Companies—0.7%
IREN Ltd.
144A 3.500%, 12/15/29(1)	730	1,031
144A 3.250%, 6/15/30(1)	1,285	1,540
Riot Platforms, Inc. 144A 0.750%, 1/15/30(1)	2,150	2,482
		5,053

Leisure Time—0.9%
Carnival Corp. 5.750%, 12/1/27	1,140	2,632
NCL Corp., Ltd. 1.125%, 2/15/27	3,780	3,969
		6,601

Machinery-Construction & Mining—0.3%
Bloom Energy Corp. 3.000%, 6/1/29	1,010	1,996
Media—0.2%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,260	1,622
Metal Fabricate/Hardware—0.3%
Xometry, Inc. 144A 0.750%, 6/15/30(1)	2,500	2,509
	Par Value	Value

Mining—0.5%
Centrus Energy Corp. 144A 2.250%, 11/1/30(1)	$ 605	$ 1,445
MP Materials Corp.
144A 0.250%, 4/1/26(1)	420	603
144A 3.000%, 3/1/30(1)	685	2,007
		4,055

Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 0.500%, 12/15/27	405	1,338
Oil, Gas & Consumable Fuels—0.8%
Permian Resources Operating LLC 3.250%, 4/1/28	215	539
Solaris Energy Infrastructure, Inc. 4.750%, 5/1/30	1,610	2,402
UGI Corp. 5.000%, 6/1/28	1,945	2,658
		5,599

Personal Care Product—0.3%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	2,375	2,501
Pharmaceuticals—0.3%
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)	2,085	2,299
Pipelines—0.3%
Golar LNG Ltd. 144A 2.750%, 12/15/30(1)	2,180	2,217
Retail—0.2%
Burlington Stores, Inc. 1.250%, 12/15/27	1,020	1,463
Semiconductors—1.2%
Impinj, Inc. 1.125%, 5/15/27	545	822
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)	2,060	2,144
ON Semiconductor Corp. 0.000%, 5/1/27	1,355	1,663
Semtech Corp. 1.625%, 11/1/27	1,375	2,100
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	1,565	1,471
Wolfspeed, Inc. 0.250%, 2/15/28	1,925	582
		8,782

Software—4.3%
Box, Inc. 144A 1.500%, 9/15/29(1)	1,865	1,866
Cloudflare, Inc. 0.000%, 8/15/26	3,695	4,541
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)	3,635	3,528

See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Par Value	Value

Software—continued
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	$ 2,315	$ 2,654
Life360, Inc. 144A 0.000%, 6/1/30(1)	1,910	2,246
MicroStrategy, Inc.
144A 0.000%, 12/1/29(1)(2)	5,820	5,566
144A 0.000%, 3/1/30(1)	1,465	1,715
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	2,075	2,333
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	3,350	5,193
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	2,050	2,486
		32,128

Telecommunications—1.1%
AST SpaceMobile, Inc. 144A 2.375%, 10/15/32(1)	2,910	3,044
GDS Holdings Ltd. 144A 2.250%, 6/1/32(1)	1,510	1,965
InterDigital, Inc. 3.500%, 6/1/27	655	2,200
Viavi Solutions, Inc. 1.625%, 3/15/26	1,125	1,130
		8,339

Water Utilities—0.3%
American Water Capital Corp. 3.625%, 6/15/26	2,380	2,390
Total Convertible Bonds and Notes (Identified Cost $208,955)		228,819

	Shares
Convertible Preferred Stocks—5.4%
Aerospace & Defense—1.3%
Boeing Co. (The), 6.000%	134,020	9,475
Banks—1.0%
Wells Fargo & Co. Series L, 7.500%	6,205	7,350
Capital Markets—0.9%
Ares Management Corp. Series B, 6.750%	56,425	3,194
KKR & Co., Inc. Series D, 6.250%	65,605	3,769
		6,963

Electric Utilities—0.5%
NextEra Energy, Inc., 7.299%	28,785	1,383
PG&E Corp. Series A, 6.000%	61,270	2,329
		3,712

Financial Services—0.2%
Shift4 Payments, Inc., 6.000%	11,705	1,380
Healthcare Providers & Services—0.4%
BrightSpring Health Services, Inc., 6.750%	38,205	2,765
	Shares	Value

Semiconductors & Semiconductor Equipment—0.3%
Microchip Technology, Inc., 7.500%	42,645	$ 2,683
Software—0.1%
MicroStrategy, Inc., 8.000%	7,090	788
Technology Hardware, Storage & Peripherals—0.3%
Hewlett Packard Enterprise Co., 7.625%	39,830	2,390
Trading Companies & Distributors—0.4%
QXO, Inc., 5.500%	53,595	3,099
Total Convertible Preferred Stocks (Identified Cost $36,771)		40,605

Common Stocks—54.9%
Aerospace & Defense—0.7%
Axon Enterprise, Inc.(3)	1,970	1,489
RTX Corp.	22,265	3,508
		4,997

Automobiles—0.9%
Tesla, Inc.(3)(4)	22,460	6,924
Banks—2.2%
Citigroup, Inc.	58,970	5,526
JPMorgan Chase & Co.(4)	23,320	6,908
Wells Fargo & Co.(4)	52,645	4,245
		16,679

Beverages—0.3%
Coca-Cola Co. (The)(4)	33,020	2,242
Biotechnology—0.9%
AbbVie, Inc.	9,674	1,829
Gilead Sciences, Inc.	27,620	3,101
Vertex Pharmaceuticals, Inc.(3)	4,075	1,862
		6,792

Broadline Retail—3.3%
Amazon.com, Inc.(3)	106,030	24,823
Capital Markets—2.1%
Charles Schwab Corp. (The)	59,795	5,844
Intercontinental Exchange, Inc.	14,325	2,648
Moody’s Corp.	8,290	4,275
Morgan Stanley	22,345	3,183
		15,950

Chemicals—1.0%
Air Products & Chemicals, Inc.	6,155	1,772
DuPont de Nemours, Inc.	19,267	1,385
Ecolab, Inc.	8,445	2,210
Linde plc	4,640	2,136
		7,503

See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Shares	Value

Commercial Services & Supplies—1.2%
Cintas Corp.(4)	20,440	$ 4,549
Waste Management, Inc.	20,210	4,631
		9,180

Communications Equipment—1.2%
Cisco Systems, Inc.	102,525	6,980
Motorola Solutions, Inc.	5,095	2,236
		9,216

Consumer Finance—0.7%
Capital One Financial Corp.	24,603	5,290
Consumer Staples Distribution & Retail—1.8%
Costco Wholesale Corp.(4)	2,395	2,250
Dollar Tree, Inc.(3)	30,415	3,454
Walmart, Inc.(4)	77,340	7,578
		13,282

Diversified Telecommunication Services—0.3%
AT&T, Inc.	86,955	2,383
Electric Utilities—0.4%
Constellation Energy Corp.	8,995	3,129
Electrical Equipment—0.9%
Eaton Corp. plc	9,840	3,786
Generac Holdings, Inc.(3)	2,263	440
Rockwell Automation, Inc.	7,825	2,752
		6,978

Entertainment—0.9%
Netflix, Inc.(3)	4,060	4,707
Take-Two Interactive Software, Inc.(3)	7,257	1,616
		6,323

Financial Services—1.4%
Mastercard, Inc. Class A	17,960	10,174
Healthcare Equipment & Supplies—1.8%
Boston Scientific Corp.(3)	55,630	5,837
Edwards Lifesciences Corp.(3)	34,055	2,701
Intuitive Surgical, Inc.(3)(4)	10,585	5,092
		13,630

Healthcare Providers & Services—0.8%
Cardinal Health, Inc.	14,030	2,177
McKesson Corp.	5,065	3,513
		5,690

Hotels, Restaurants & Leisure—0.3%
Chipotle Mexican Grill, Inc. Class A(3)	53,860	2,310
Industrial Conglomerates—1.3%
3M Co.	29,090	4,341
	Shares	Value

Industrial Conglomerates—continued
General Electric Co.(4)	19,725	$ 5,347
		9,688

Insurance—0.8%
Allstate Corp. (The)	11,667	2,371
Aon plc Class A	9,705	3,452
		5,823

Interactive Media & Services—4.5%
Alphabet, Inc. Class A(4)	51,535	9,890
Alphabet, Inc. Class C(4)	19,770	3,813
Meta Platforms, Inc. Class A	25,920	20,047
		33,750

IT Services—0.4%
GoDaddy, Inc. Class A(3)	17,580	2,841
Life Sciences Tools & Services—0.4%
Danaher Corp.	15,045	2,966
Machinery—1.9%
Caterpillar, Inc.	14,675	6,428
Deere & Co.	4,395	2,305
Parker-Hannifin Corp.	6,575	4,812
Xylem, Inc.	5,145	744
		14,289

Media—0.4%
NIQ Global Intelligence plc(3)	140,597	2,593
Pharmaceuticals—0.6%
Eli Lilly & Co.	5,725	4,237
Real Estate Management & Development—0.9%
CBRE Group, Inc. Class A(3)	22,815	3,553
CoStar Group, Inc.(3)	28,985	2,759
		6,312

Semiconductors & Semiconductor Equipment—6.9%
Advanced Micro Devices, Inc.(3)	29,580	5,215
Analog Devices, Inc.	14,005	3,146
Broadcom, Inc.(4)	35,505	10,428
Micron Technology, Inc.(4)	21,685	2,367
NVIDIA Corp.	167,693	29,827
		50,983

Software—8.5%
Atlassian Corp. Class A(3)	10,010	1,920
Cadence Design Systems, Inc.(3)	8,495	3,097
Intuit, Inc.	4,510	3,541
Microsoft Corp.	77,339	41,260
Oracle Corp.(4)	21,353	5,419
Palantir Technologies, Inc. Class A(3)	15,315	2,425
ServiceNow, Inc.(3)(4)	5,610	5,291
		62,953

See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
	Shares	Value

Specialized REITs—0.4%
American Tower Corp.	2,905	$ 605
Equinix, Inc.	2,860	2,246
		2,851

Specialty Retail—1.8%
Chewy, Inc. Class A(3)	54,090	1,985
Home Depot, Inc. (The)	9,400	3,455
O’Reilly Automotive, Inc.(3)	46,220	4,544
TJX Cos., Inc. (The)	25,270	3,147
		13,131

Technology Hardware, Storage & Peripherals—2.7%
Apple, Inc.	96,248	19,978
Textiles, Apparel & Luxury Goods—0.3%
NIKE, Inc. Class B	29,380	2,194
Total Common Stocks (Identified Cost $360,674)		408,084

Total Long-Term Investments—91.1% (Identified Cost $606,400)		677,508

Short-Term Investment—6.7%
Money Market Mutual Fund—6.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.210%)(5)	49,645,657	49,646
Total Short-Term Investment (Identified Cost $49,646)		49,646

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.8% (Identified Cost $656,046)		727,154

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $138)	(131)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.8% (Identified Cost $655,908)	$727,023
Other assets and liabilities, net—2.2%	16,172
NET ASSETS—100.0%	$743,195
Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to a value of $121,147 or 16.3% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Non-income producing.
(4)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $52,916.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Cayman Islands	2
Bermuda	1
Ireland	1
Israel	1
Total	100%
† % of total investments, net of written options, as of July 31, 2025.

Open written options contracts as of July 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Alphabet, Inc.	(361)	$ (7,942)	$ 220.00	08/15/25	$ (5)
Alphabet, Inc.	(138)	(3,036)	220.00	08/15/25	(2)
Broadcom, Inc.	(249)	(7,968)	320.00	08/15/25	(36)
Capital One Financial Corp.	(123)	(2,952)	240.00	09/19/25	(16)
Cintas Corp.	(112)	(2,576)	230.00	08/15/25	(15)
For information regarding the abbreviations, see the Key Investment Terms starting on page 16 .
See Notes to Financial Statements

Equity & Convertible Income Fund (NIE)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2025
($ reported in thousands)
Open written options contracts as of July 31, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Coca-Cola Co. (The)	(233)	$ (1,701)	$ 73.00	08/15/25	$ (2)
Costco Wholesale Corp.	(17)	(1,726)	1,015.00	08/15/25	(2)
General Electric Co.	(75)	(2,250)	300.00	08/15/25	(2)
Intuitive Surgical, Inc.	(72)	(3,888)	540.00	08/15/25	(2)
JPMorgan Chase & Co.	(117)	(3,686)	315.00	08/15/25	(4)
Micron Technology, Inc.	(152)	(1,976)	130.00	08/15/25	(3)
Oracle Corp.	(149)	(4,470)	300.00	08/15/25	(3)
O’Reilly Automotive, Inc.	(231)	(37,422)	1,620.00	09/19/25	(10)
ServiceNow, Inc.	(39)	(4,173)	1,070.00	08/15/25	(13)
Tesla, Inc.	(157)	(5,809)	370.00	08/15/25	(11)
Walmart, Inc.	(541)	(5,680)	105.00	08/15/25	(4)
Wells Fargo & Co.	(263)	(2,301)	87.50	08/15/25	(1)
Total Written Options					$(131)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options.
The following table summarizes the value of the Fund’s investments as of July 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$228,819	$ —	$228,819
Equity Securities:
Convertible Preferred Stocks	40,605	40,605	—
Common Stocks	408,084	408,084	—
Money Market Mutual Fund	49,646	49,646	—
Total Assets	727,154	498,335	228,819
Liabilities:
Other Financial Instruments:
Written Options	(131)	(131)	—
Total Investments, Net of Written Options	$727,023	$498,204	$228,819
There were no securities valued using significant unobservable inputs (Level 3) at July 31, 2025.
There were no transfers into or out of Level 3 related to securities held at July 31, 2025.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2025
(Reported in thousands except shares and per share amounts)
	AIO	NCV	NCZ
Assets
Investment in securities at value(1) (2)	$ 941,873	$ 549,069	$ 420,367
Cash	20,775	10,739	8,129
Receivables
Investment securities sold	—	3,735	2,900
Dividends and interest	3,139	4,587	3,382
Tax reclaims	15	—	—
Securities lending income	11	14	11
Prepaid Trustees’ retainer	18	8	6
Prepaid expenses and other assets (Note 4)	79	193	154
Total assets	965,910	568,345	434,949
Liabilities
Loan Payable (Note 8)	130,000	34,000	25,000
Mandatory redeemable preferred shares (Note 9A)	—	65,475 (a)	21,806 (b)
Payables
Collateral on securities loaned (Note 8)	6,781	305	556
Investment securities purchased	2,997	10,324	7,880
Investment advisory fees (Note 4)	942	300	231
Loan interest payable (Note 8)	575	145	108
Administration and accounting fees	107	66	54
Trustee deferred compensation plan (Note 4)	68	162	123
Professional fees	41	46	46
Dividend distributions	—	477	508
Interest on mandatory redeemable preferred shares (Note 9A)	—	333	111
Other accrued expenses	38	20	17
Total liabilities	141,549	111,653	56,440
Cumulative Preferred Shares ($25.00 liquidation preference per share applicable to an aggregate of 4,000,000 and 4,360,000 shares issued and outstanding, respectively) (Note 11)	—	100,000	109,000
Commitments and contingencies (Note 4D)	—	—	—
Net Assets Applicable to Common Shareholders	$ 824,361	$ 356,692	$ 269,509
Net Assets Applicable to Common Shareholders Consist of:
Common shares par value ($0.00001 per share)	$ —(c)	$ 1	$ 1
Capital paid in on shares of beneficial interest	629,133	622,086	476,316
Total distributable earnings (accumulated losses)	195,228	(265,395)	(206,808)
Net Assets Applicable to Common Shareholders	$ 824,361	$ 356,692	$ 269,509
Common Shares Issued and Outstanding	34,430,453	22,593,393	19,028,938
Net Asset Value Per Common Share(d)	$ 23.94	$ 15.79	$ 14.16
(1) Investment in securities at cost	$ 791,124	$ 533,916	$ 407,242
(2) Market value of securities on loan	$ 30,898	$ 33,052	$ 24,830

(a)	Liquidation preference $66,000, net of deferred offering costs of $525.
(b)	Liquidation preference $22,000, net of deferred offering costs of $194.
(c)	Amount is less than $500 (not in thousands).
(d)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
July 31, 2025
(Reported in thousands except shares and per share amounts)
	ACV	NFJ	NIE
Assets
Investment in securities at value(1)	$ 345,983	$ 1,310,515	$ 727,154
Cash	6,825	11,150	20,073
Deposits with broker for written options	18	—	90
Receivables
Investment securities sold	2,398	2,233	4,980
Dividends and interest	1,607	1,785	1,030
Tax reclaims	—	56	—
Prepaid Trustees’ retainer	5	29	17
Prepaid expenses and other assets (Note 4)	65	343	157
Total assets	356,901	1,326,111	753,501
Liabilities
Loan Payable (Note 9B and 10)	75,000	—	—
Mandatory redeemable preferred shares (Note 9A)	30,000	—	—
Written options at value (Note 3)(2)	24	1,205	131
Payables
Investment securities purchased	5,656	4,550	9,306
Loan interest payable (Note 9B and 10)	935	—	—
Investment advisory fees (Note 4)	277	911	572
Interest on mandatory redeemable preferred shares (Note 9A)	110	—	—
Trustee deferred compensation plan (Note 4)	57	312	153
Administration and accounting fees	47	148	88
Professional fees	31	25	35
Fund shares repurchased	—	254	—
Other accrued expenses	17	51	21
Total liabilities	112,154	7,456	10,306
Commitments and contingencies (Note 4D)	—	—	—
Net Assets Applicable to Common Shareholders	$ 244,747	$ 1,318,655	$ 743,195
Net Assets Applicable to Common Shareholders Consist of:
Common shares par value ($0.00001 per share)	$ —(a)	$ 1	$ —(a)
Capital paid in on shares of beneficial interest	223,996	1,268,169	645,892
Total distributable earnings (accumulated losses)	20,751	50,485	97,303
Net Assets Applicable to Common Shareholders	$ 244,747	$ 1,318,655	$ 743,195
Common Shares Issued and Outstanding	10,376,587	94,101,764	27,708,965
Net Asset Value Per Common Share(b)	$ 23.59	$ 14.01	$ 26.82
(1) Investment in securities at cost	$ 319,822	$ 1,221,109	$ 656,046
(2) Written options premiums received	$ 26	$ 970	$ 138

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Notes to Financial Statements

STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED July 31, 2025
($ reported in thousands)
	AIO	NCV	NCZ
Investment Income
Interest	$ 6,570	$ 9,834	$ 7,290
Dividends	3,671	1,643	1,267
Security lending, net of fees	48	79	62
Foreign taxes withheld	(49)	—	—
Total investment income	10,240	11,556	8,619
Expenses
Investment advisory fees	5,509	1,867	1,424
Administration and accounting fees	468	286	221
Printing fees and expenses	131	24	18
Professional fees	34	32	30
Trustees’ fees and expenses	24	11	8
Custodian fees	9	1	1
Transfer agent fees and expenses	6	11	10
Miscellaneous expenses	29	56	53
Total expenses before interest expense	6,210	2,288	1,765
Interest on mandatory redeemable preferred shares and amortization of deferred offering costs on preferred shares (Note 9A)	—	2,059	692
Loan interest (Note 8)	3,222	843	620
Total expenses after interest expense	9,432	5,190	3,077
Less expenses reimbursed and/or waived by investment adviser (Note 4D)	(362)	(175)	(125)
Net expenses	9,070	5,015	2,952
Net investment income (loss)	1,170	6,541	5,667
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	39,793	11,263	8,784
Net change in unrealized appreciation (depreciation) on:
Investments	4,749	4,596	3,851
Net realized and unrealized gain (loss) on investments	44,542	15,859	12,635
Dividends on cumulative preferred shares from net investment income	—	(2,808)	(2,996)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	$45,712	$19,592	$15,306
See Notes to Financial Statements

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED July 31, 2025
($ reported in thousands)
	ACV	NFJ	NIE
Investment Income
Interest	$ 3,350	$ 2,006	$ 1,973
Dividends	1,445	13,833	4,018
Foreign taxes withheld	—	(15)	—
Total investment income	4,795	15,824	5,991
Expenses
Investment advisory fees	1,649	5,770	3,459
Administration and accounting fees	183	677	372
Printing fees and expenses	44	128	67
Professional fees	29	43	34
Transfer agent fees and expenses	9	6	6
Trustees’ fees and expenses	7	43	22
Custodian fees	2	15	1
Miscellaneous expenses	41	70	28
Total expenses before interest expense	1,964	6,752	3,989
Interest on mandatory redeemable preferred shares (Note 9A)	651	—	—
Loan interest (Note 9B and 10)	1,657	—	—
Total expenses after interest expense	4,272	6,752	3,989
Less expenses reimbursed and/or waived by investment adviser (Note 4D)	(110)	(597)	(288)
Net expenses	4,162	6,155	3,701
Net investment income (loss)	633	9,669	2,290
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	7,329	12,421	24,591
Written options	68	(2,494)	349
Net change in unrealized appreciation (depreciation) on:
Investments	6,069	(1,916)	8,765
Foreign currency transactions	—	— (a)	—
Written options	6	193	30
Net realized and unrealized gain (loss) on investments	13,472	8,204	33,735
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	$14,105	$17,873	$36,025

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	AIO		NCV
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ 1,170	$ 323	$ 6,541	$ 13,658
Net realized gain (loss)	39,793	97,357	11,263	32,032
Net increase from payment by affiliate	—	15	—	—
Net change in unrealized appreciation (depreciation)	4,749	63,971	4,596	19,520
Increase (decrease) in net assets resulting from operations	45,712	161,666	22,400	65,210
Dividends on Cumulative Preferred Shares from Net Investment Income	—	—	(2,808)	(5,625)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	—	—	19,592	59,585
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(30,959) (1)	(61,822)	(18,436) (1)	(9,673)
Return of capital	—	—	—	(27,199)
Dividends and Distributions to Common Shareholders	(30,959)	(61,822)	(18,436)	(36,872)
Reinvestment of distributions resulting in the issuance of common stock (AIO: 55,099 and 34,382 shares, respectively; NCV: 0 and 0 shares, respectively)	1,224	802	—	—
Increase (decrease) in net assets from capital transactions	1,224	802	—	—
Net increase (decrease) in net assets	15,977	100,646	1,156	22,713
Net Assets
Beginning of period	808,384	707,738	355,536	332,823
End of period	$824,361	$808,384	$356,692	$355,536

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NCZ		ACV
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ 5,667	$ 11,710	$ 633	$ 1,546
Net realized gain (loss)	8,784	25,410	7,397	30,822
Net change in unrealized appreciation (depreciation)	3,851	15,332	6,075	15,523
Increase (decrease) in net assets resulting from operations	18,302	52,452	14,105	47,891
Dividends on Cumulative Preferred Shares from Net Investment Income	(2,996)	(5,995)	—	—
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	15,306	46,457	—	—
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(13,701) (1)	(6,939)	(11,205) (1)	(16,572)
Return of capital	—	(20,463)	—	(5,833)
Dividends and Distributions to Common Shareholders	(13,701)	(27,402)	(11,205)	(22,405)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (NCZ: 0 and 0 shares, respectively; ACV: 2,551 and 6,844 shares, respectively)	—	—	56	148
Increase (decrease) in net assets from capital transactions	—	—	56	148
Net increase (decrease) in net assets	1,605	19,055	2,956	25,634
Net Assets
Beginning of period	267,904	248,849	241,791	216,157
End of period	$269,509	$267,904	$244,747	$241,791

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NFJ		NIE
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025
Increase (Decrease) In Net Assets From Operations
Net investment income (loss)	$ 9,669	$ 19,046	$ 2,290	$ 5,906
Net realized gain (loss)	9,927	55,665	24,940	80,864
Net change in unrealized appreciation (depreciation)	(1,723)	55,714	8,795	43,550
Increase (decrease) in net assets resulting from operations	17,873	130,425	36,025	130,320
From Dividends and Distributions to Common Shareholders
Net investment income and net realized gains	(57,829) (1)	(110,918)	(27,709) (1)	(55,418)
Dividends and Distributions to Common Shareholders	(57,829)	(110,918)	(27,709)	(55,418)
From Capital Share Transactions
Common shares repurchased (Note 13) (NFJ: 699,817 and 0 shares, respectively; NIE: 0 and 0 shares, respectively)	(8,787)	—	—	—
Increase (decrease) in net assets from capital transactions	(8,787)	—	—	—
Net increase (decrease) in net assets	(48,743)	19,507	8,316	74,902
Net Assets
Beginning of period	1,367,398	1,347,891	734,879	659,977
End of period	$1,318,655	$1,367,398	$743,195	$734,879

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

STATEMENTS OF CASH FLOWS (Unaudited)
SIX MONTHS ENDED July 31, 2025
($ reported in thousands)
	AIO	NCV	NCZ	ACV
Increase (Decrease) in cash
Cash flows provided by (Used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$ 45,712	$ 19,592	$ 15,306	$ 14,105
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	528,083	318,485	245,550	206,064
(Increase) Decrease in investment securities sold receivable	2,365	(2,236)	(1,746)	(1,492)
Purchases of long-term investments	(499,572)	(328,267)	(254,477)	(204,608)
Increase (Decrease) in investment securities purchased payable	244	5,425	4,139	3,184
Net (purchases) or sales of short-term investments	(6,777)	31,195	21,137	7,277
Net purchases or (sales) in written options	—	—	—	79
Net change in unrealized (appreciation)/depreciation on long-term investments	(4,749)	(4,596)	(3,851)	(6,069)
Net change in unrealized (appreciation)/depreciation on written options	—	—	—	(6)
Net realized (gain)/loss on investments	(39,793)	(11,263)	(8,784)	(7,329)
Net realized (gain)/loss from written options	—	—	—	(68)
Amortization of premium and accretion of discounts on investments	(702)	(576)	(452)	(254)
Amortization of deferred offering costs on mandatory redeemable preferred shares	—	82	34	—
Proceeds from litigation settlements	—	54	31	28
(Increase) Decrease in tax reclaims receivable	(2)	—	—	—
(Increase) Decrease in dividends and interest receivable	431	300	229	116
(Increase) Decrease in security lending income receivable	(8)	—	(2)	—
(Increase) Decrease in prepaid expenses and other assets	(14)	(24)	(23)	5
(Increase) Decrease in prepaid trustees’ retainer	(1)	—	—	—
Increase (Decrease) in payable for collateral on securities loaned	4,499	(9,694)	(3,342)	—
Increase (Decrease) in affiliated expenses payable	64	7	7	10
Increase (Decrease) in non-affiliated expenses payable	(46)	(59)	(58)	(27)
Increase (Decrease) in loan interest payable	—	—	—	(7)
Increase (Decrease) in dividend payable on mandatory redeemable preferred shares	—	14	3	—
Cash provided by (used for) operating activities	29,734	18,439	13,701	11,008
Cash provided (used for) financing activities:
Cash distributions paid to shareholders	(29,735)	(18,440)	(13,702)	(11,149)
Cash provided (used for) financing activities:	(29,735)	(18,440)	(13,702)	(11,149)
Net increase/decrease in cash
Net increase (decrease) in cash	(1)	(1)	(1)	(141)
Restricted and unrestricted cash at beginning of period	20,776	10,740	8,130	6,984
Restricted and unrestricted cash at end of period	$ 20,775	$ 10,739	$ 8,129	$ 6,843
Supplemental cash flow information:
Cash paid during the period for interest expense on loan payable	$ 3,222	$ 843	$ 620	$ 1,664
Cash paid during the period for dividends to mandatory redeemable preferred shares	$ —	$ 1,963	$ 655	$ 651
Reinvestment of dividends and distributions	$ 1,224	$ —	$ —	$ 56

Reconciliation of restricted and unrestricted cash at the end of period to the statement of assets and liabilities
Cash	$ 20,775	$ 10,739	$ 8,129	$ 6,825
Deposits with broker for written options	—	—	—	18
	$ 20,775	$ 10,739	$ 8,129	$ 6,843
See Notes to Financial Statements

ARTIFICIAL INTELLIGENCE & TECHNOLOGY OPPORTUNITIES FUND (AIO)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,			Fiscal Period March 1, 2021 to January 31, 2022 (1)	Year Ended February 28, 2021	From Inception October 31, 2019 to February 29, 2020(2)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$ 23.52	$ 20.61	$ 19.92	$ 24.18	$ 29.20	$ 19.89	$ 20.00
Income (loss) from investment operations:
Net investment income (loss)(3)	0.03	0.01	(0.03)	(0.01)	(0.18)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	1.29	4.70	2.52	(2.45)	0.01	11.88	0.23
Payment from affiliate	—	— (4)	—	—	—	—	—
Total from investment operations	1.32	4.71	2.49	(2.46)	(0.17)	11.80	0.22
Dividends and Distributions to Shareholders:
Net investment income	(0.90)	(1.07)	(0.50)	(1.39)	(1.40)	—	—
Net realized gains	—	(0.73)	—	—	(3.45)	(2.49)	(0.33)
Return of capital	—	—	(1.30)	(0.41)	—	—	—
Total dividends and distributions to shareholders	(0.90)	(1.80)	(1.80)	(1.80)	(4.85)	(2.49)	(0.33)
Net asset value, end of period	$ 23.94	$ 23.52	$ 20.61	$ 19.92	$ 24.18	$ 29.20	$ 19.89
Market value, end of period	$ 24.82	$ 25.02	$ 18.68	$ 17.42	$ 23.58	$ 27.41	$ 17.72
Total return, net asset value(5), (6)	6.07%	23.83% (7)	13.56%	(10.03)%	(1.85)%	—% (8)	—% (8)
Total return, market value(5), (6)	3.29%	45.60% (7)	18.84%	(18.42)%	2.75%	71.09%	(9.92)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(9), (10)	2.41%	2.54%	2.71%	2.04%	1.47% (11), (12)	1.42% (11)	1.34% (12)
Ratio of total expenses after interest expense to average net assets(9)	2.51%	2.64%	2.82%	2.17%	1.56% (11), (12)	1.43% (11)	1.34% (12)
Ratio of net investment income (loss) to average net assets(9)	0.31%	0.04%	(0.17)%	(0.04)%	(0.66)% (11), (12)	(0.33)% (11)	(0.15)% (12)
Portfolio turnover rate(5)	58%	94%	75%	53%	53%	103%	56%
Net assets, end of period (000’s)	$824,361	$808,384	$707,738	$684,123	$ 830,479	$1,002,838	$682,816
Loan payable, end of period (000’s)	$130,000	$130,000	$130,000	$130,000	$ 30,000	$ 30,000	$ 30,000
Asset coverage, per $1,000 principal amount of loan payable	$ 7,341	$ 7,218	$ 6,444	$ 6,262	$ 28,683	$ 34,428	$ 23,761

(1)	The Fund had a fiscal year end change from February 28 to January 31.
(2)	Commencement of operations.
(3)	Calculated using average shares outstanding.
(4)	Amount is less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the sale of Fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(7)	Payment from affiliate had no impact on total return.
(8)	Return not disclosed.
(9)	Annualized for periods less than one year.
(10)	Ratio of net expenses, before interest expense, was 1.55%, 1.56%, 1.58%, 1.55%, 1.43%, 1.40% and 1.34% for the six months ended July 31, 2025, years ended January 31, 2025, 2024 and 2023, period ended January 31, 2022, year ended February 28, 2021 and period ended February 29, 2020, respectively.
(11)	Inclusive of excise tax expense of 0.06%(4) and 0.05% for the period ended January 31, 2022 and year ended February 28, 2021.
(12)	Certain expenses incurred by the Fund were not annualized.
See Notes to Financial Statements

CONVERTIBLE & INCOME FUND (NCV)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,			Fiscal Period March 1, 2021 to January 31, 2022 (1), (2)	Year Ended February 28/29
		2025 (1)	2024 (1)	2023 (1)		2021 (1)	2020 (1)
PER SHARE DATA:
Net asset value, beginning of period	$ 15.74	$ 14.72	$ 16.32	$ 22.20	$ 25.84	$ 21.32	$ 22.44
Income (loss) from investment operations:
Net investment income (loss)(3)	0.25	0.60	0.56	0.76	0.84	1.48	2.08
Net realized and unrealized gain (loss)	0.73	2.31	(0.20)	(4.36)	(2.36)	5.40	(0.08)
Total from investment operations	0.98	2.91	0.36	(3.60)	(1.52)	6.88	2.00
Dividends on Preferred Shares from Net Investment Income:	(0.11)	(0.25)	(0.24)	(0.44)	(0.24)	(0.28)	(0.56)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.87	2.66	0.12	(4.04)	(1.76)	6.60	1.44
Dividends and Distributions to Shareholders:
Net investment income	(0.82)	(0.44)	(0.28)	(0.44)	(0.64)	(1.24)	(1.68)
Return of capital	—	(1.20)	(1.44)	(1.60)	(1.24)	(0.84)	(0.88)
Total dividends and distributions to shareholders	(0.82)	(1.64)	(1.72)	(2.04)	(1.88)	(2.08)	(2.56)
Preferred Shares Transactions:
Accretion to net asset value, resulting from tender offer of Auction-Rate Preferred shares	—	—	—	0.20	—	—	—
Net asset value, end of period	$ 15.79	$ 15.74	$ 14.72	$ 16.32	$ 22.20	$ 25.84	$ 21.32
Market value, end of period	$ 14.34	$ 14.52	$ 13.12	$ 15.84	$ 21.24	$ 22.72	$ 20.40
Total return, net asset value(4), (5)	6.13%	19.01%	0.98%	(17.30)%	(7.41)%	—% (6)	—% (6)
Total return, market value(4), (5)	4.85%	24.58%	(6.04)%	(15.20)%	1.14%	24.29%	(8.51)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(7), (8), (9)	2.99%	3.06%	3.41%	2.08% (10)	1.39%	1.45%	1.53%
Ratio of total expenses after interest expense to average net assets(7), (8)	3.10%	3.18%	3.54%	2.27% (10)	1.55%	1.48%	1.53%
Ratio of net investment income (loss) to average net assets(7), (8)	3.91%	4.01%	3.83%	4.38%	3.69%	7.04%	9.30%
Portfolio turnover rate(4)	62%	116%	107%	71%	54%	73%	35%
Net assets, end of period (000’s)	$356,692	$355,536	$332,823	$368,409	$501,250	$583,944	$481,633
Loan payable, end of period (000’s)	$ 34,000	$ 34,000	$ 34,000	$170,000	$ 28,852	$ 28,852	$ 28,852
Mandatory redeemable preferred shares, end of period (000’s)	$ 66,000	$ 66,000	$ 66,000	$ —	$ —	$ —	$ —
Asset coverage, per $1,000 principal amount of loan payable(11)	$ 16,373	$ 16,339	$ 15,671	$ 3,755	$ 29,578	$ 32,444	$ 28,898
Asset coverage, per $25 liquidation preference per share of cumulative preferred shares and mandatory redeemable preferred shares(12)	$ 70	$ 69	$ 67	$ 59	$ 61	$ 70	$ 62
Asset coverage per $25,000 liquidation preference per share of auction-rate preferred shares	N/A	N/A	N/A	N/A	$ 60,587	$ 70,027	$ 62,132
Cumulative Preferred shares average market value(13)	$ 21.75	$ 22.21	$ 21.46	$ 23.64	$ 24.23	$ 25.91	$ 25.81

(1)	The Fund had a 1-for-4 reverse stock split effective February 10, 2025. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 13 in Notes to Financial Statements). The net asset value and market price reported at the original dates prior to the reverse stock split were as follows:

	Year Ended January 31,			Fiscal Period March 1, 2021 to January 31, 2022	Year Ended February 28/29
	2025	2024	2023		2021	2020
Net Asset Value (prior to reverse stock split)	$3.93	$3.68	$4.08	$5.55	$6.46	$5.33
Market Price (prior to reverse stock split)	3.63	3.28	3.96	5.31	5.68	5.10

The above values represent end of period values for the years reported and for net asset value, the beginning of period values for the next fiscal year.

(2)	The Fund had a fiscal year end change from February 28 to January 31.
(3)	Calculated using average shares outstanding.
(4)	Not annualized for periods less than one year.
(5)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the sale of Fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(6)	Return not disclosed.
(7)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to average net assets of common shareholders.
See Notes to Financial Statements

CONVERTIBLE & INCOME FUND (NCV)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
(8)	Annualized for periods less than one year.
(9)	Ratio of net expenses, before interest expense and auction agent fees and commissions, was 1.29%, 1.31%, 1.30%, 1.46%, 1.31%, 1.35% and 1.33% for the six months ended July 31, 2025, years ended January 31, 2025, 2024 and 2023, period ended January 31, 2022, years ended February 28/29, 2021 and 2020, respectively.
(10)	Inclusive of tender offer expenses of 0.03% for the year ended January 31, 2023.
(11)	Represents value of net assets applicable to common stock plus the loan payable, cumulative preferred shares, and mandatory redeemable preferred shares (cumulatively, “total borrowings”) at the end of the period divided by the loan payable at the end of the period multiplied by $1,000.
(12)	Represents value of net assets applicable to common stock plus total borrowings at the end of the period divided by the total borrowings at the end of the period multiplied by $25.
(13)	Based on daily closing market prices.
See Notes to Financial Statements

CONVERTIBLE & INCOME FUND II (NCZ)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,			Fiscal Period March 1, 2021 to January 31, 2022 (1), (2)	Year Ended February 28/29
		2025 (1)	2024 (1)	2023 (1)		2021 (1)	2020 (1)
PER SHARE DATA:
Net asset value, beginning of period	$ 14.08	$ 13.08	$ 14.52	$ 19.84	$ 23.16	$ 19.16	$ 20.12
Income (loss) from investment operations:
Net investment income (loss)(3)	0.26	0.62	0.60	0.72	0.76	1.36	1.92
Net realized and unrealized gain (loss)	0.68	2.14	(0.20)	(3.92)	(2.16)	4.80	(0.12)
Total from investment operations	0.94	2.76	0.40	(3.20)	(1.40)	6.16	1.80
Dividends on Preferred Shares from Net Investment Income:	(0.14)	(0.32)	(0.32)	(0.48)	(0.28)	(0.32)	(0.56)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.80	2.44	0.08	(3.68)	(1.68)	5.84	1.24
Dividends and Distributions to Shareholders:
Net investment income	(0.72)	(0.36)	(0.20)	(0.32)	(0.48)	(1.08)	(1.44)
Return of capital	—	(1.08)	(1.32)	(1.48)	(1.16)	(0.76)	(0.76)
Total dividends and distributions to shareholders	(0.72)	(1.44)	(1.52)	(1.80)	(1.64)	(1.84)	(2.20)
Preferred Shares Transactions:
Accretion to net asset value, resulting from tender offer of Auction-Rate Preferred shares	—	—	—	0.16	—	—	—
Net asset value, end of period	$ 14.16	$ 14.08	$ 13.08	$ 14.52	$ 19.84	$ 23.16	$ 19.16
Market value, end of period	$ 13.15	$ 13.08	$ 11.52	$ 13.32	$ 18.48	$ 20.04	$ 18.16
Total return, net asset value(4), (5)	6.18%	19.83%	0.76%	(17.84)%	(7.95)%	—% (6)	—% (6)
Total return, market value(4), (5)	6.59%	27.69%	(1.94)%	(17.85)%	(0.19)%	22.81%	(6.98)%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(7), (8), (9)	2.34%	2.43%	2.74%	2.00% (10)	1.40%	1.44%	1.41%
Ratio of total expenses after interest expense to average net assets(7), (8)	2.44%	2.55%	2.87%	2.18% (10)	1.55%	1.47%	1.41%
Ratio of net investment income (loss) to average net assets(7), (8)	4.49%	4.59%	4.44%	4.57%	3.73%	7.18%	9.48%
Portfolio turnover rate(4)	63%	118%	108%	72%	54%	73%	35%
Net assets, end of period (000’s)	$269,509	$267,904	$248,849	$276,002	$377,882	$440,994	$364,382
Loan payable, end of period (000’s)	$ 25,000	$ 25,000	$ 25,000	$ 95,000	$ —	$ —	$ —
Mandatory redeemable preferred shares, end of period (000’s)	$ 22,000	$ 22,000	$ 22,000	$ —	$ —	$ —	$ —
Asset coverage, per $1,000 principal amount of loan payable(11)	$ 17,020	$ 16,956	$ 16,194	$ 5,053	$ —	$ —	$ —
Asset coverage, per $25 liquidation preference per share of cumulative preferred shares and mandatory redeemable preferred shares(12)	$ 68	$ 68	$ 65	$ 59	$ 60	$ 65	$ 58
Asset coverage per $25,000 liquidation preference per share of auction-rate preferred shares	N/A	N/A	N/A	N/A	$ 59,793	$ 65,454	$ 58,421
Cumulative Preferred shares average market value(13)	$ 20.93	$ 21.08	$ 21.08	$ 23.53	$ 23.92	$ 25.64	$ 25.39

(1)	The Fund had a 1-for-4 reverse stock split effective February 10, 2025. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 13 in Notes to Financial Statements). The net asset value and market price reported at the original dates prior to the reverse stock split were as follows:

	Year Ended January 31,			Fiscal Period March 1, 2021 to January 31, 2022	Year Ended February 28/29
	2025	2024	2023		2021	2020
Net Asset Value (prior to reverse stock split)	$3.52	$3.27	$3.63	$4.96	$5.79	$4.79
Market Price (prior to reverse stock split)	3.27	2.88	3.33	4.62	5.01	4.54

The above values represent end of period values for the years reported and for net asset value, the beginning of period values for the next fiscal year.

(2)	The Fund had a fiscal year end change from February 28 to January 31.
(3)	Calculated using average shares outstanding.
(4)	Not annualized for periods less than one year.
(5)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the sale of Fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(6)	Return not disclosed.
(7)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to average net assets of common shareholders.
See Notes to Financial Statements

CONVERTIBLE & INCOME FUND II (NCZ)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE
OUTSTANDING THROUGHOUT EACH PERIOD
(8)	Annualized for periods less than one year.
(9)	Ratio of net expenses, before interest expense and auction agent fees and commissions, was 1.31%, 1.33%, 1.33%, 1.53%, 1.35%, 1.39% and 1.36% for the six months ended July 31, 2025, years ended January 31, 2025, 2024 and 2023, period ended January 31, 2022, years ended February 28/29, 2021 and 2020, respectively.
(10)	Inclusive of tender offer expenses of 0.03% for the year ended January 31, 2023.
(11)	Represents value of net assets applicable to common stock plus the loan payable, cumulative preferred shares, and mandatory redeemable preferred shares (cumulatively, “total borrowings”) at the end of the period divided by the loan payable at the end of the period multiplied by $1,000.
(12)	Represents value of net assets applicable to common stock plus total borrowings at the end of the period divided by the total borrowings at the end of the period multiplied by $25.
(13)	Based on daily closing market prices.
See Notes to Financial Statements

DIVERSIFIED INCOME & CONVERTIBLE FUND (ACV)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A COMMON SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$ 23.31	$ 20.85	$ 21.22	$ 27.25	$ 35.15	$ 24.81
Income (loss) from investment operations:
Net investment income (loss)(1)	0.06	0.15	0.02	(0.02)	(0.17)	0.01
Net realized and unrealized gain (loss)	1.30	4.47	1.77	(3.65)	0.09	12.71
Total from investment operations	1.36	4.62	1.79	(3.67)	(0.08)	12.72
Dividends and Distributions to Common Shareholders:
Net investment income	(1.08)	(1.60)	—	(2.16)	(2.02)	(1.19)
Net realized gains	—	—	—	(0.20)	(5.80)	(1.19)
Return of capital	—	(0.56)	(2.16)	—	—	—
Total dividends and distributions to common shareholders	(1.08)	(2.16)	(2.16)	(2.36)	(7.82)	(2.38)
Net asset value, end of period	$ 23.59	$ 23.31	$ 20.85	$ 21.22	$ 27.25	$ 35.15
Market value, end of period	$ 22.65	$ 22.92	$ 22.44	$ 22.62	$ 27.75	$ 32.25
Total return, net asset value(2), (3)	6.40%	23.35%	9.20%	(13.45)%	(2.32)%	—% (4)
Total return, market value(2), (3)	3.90%	12.80%	10.61%	(9.06)%	7.46%	40.11%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses after interest expense to average net assets(5), (6)	3.69%	3.77%	3.95%	3.36%	2.47% (7)	2.84% (7)
Ratio of total expenses after interest expense to average net assets(5)	3.78%	3.87%	4.06%	3.49%	2.55% (7)	2.84% (7)
Ratio of net investment income (loss) to average net assets(5)	0.56%	0.68%	0.09%	(0.07)%	(0.48)% (7)	0.05% (7)
Portfolio turnover rate(2)	66%	148%	119%	94%	108%	128%
Net assets, end of period (000’s)	$244,747	$241,791	$216,157	$219,853	$282,348	$363,899
Loan payable, end of period (000’s)	$ 75,000	$ 75,000	$ 75,000	$ 75,000	$ 75,000	$ 75,000
Mandatory redeemable preferred shares, end of period (000’s)	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000
Asset coverage, per $1,000 principal amount of loan payable(8)	$ 4,663	$ 4,624	$ 4,282	$ 4,331	$ 5,165	$ 6,252
Asset coverage ratio on total leverage (9)	333%	330%	306%	309%	369%	447%
Asset coverage, per $25 liquidation preference per share of mandatory redeemable preferred shares(10)	$ 83	$ 83	$ 76	$ 77	$ 92	$ 112

(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the sale of Fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(4)	Return not disclosed.
(5)	Annualized for periods less than one year.
(6)	Ratio of net expenses, before interest expense to average net assets was 1.64%, 1.65%, 2.28%, 2.17%, 1.85%, and 2.03% for the six months ended July 31, 2025, years ended January 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(7)	Inclusive of excise tax expense of 0.04% and 0.05% for the years ended January 31, 2022 and 2021, respectively.
(8)	Represents value of net assets applicable to common stock plus the loan payable and mandatory redeemable preferred shares at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
(9)	Represents value of net assets applicable to common stock plus the loan payable and mandatory redeemable preferred shares at the end of the period divided by the loan payable and mandatory redeemable preferred shares at the end of the period.
(10)	Represents value of net assets applicable to common stock plus the loan payable and mandatory redeemable preferred shares at the end of the period divided by the loan payable and mandatory redeemable preferred shares at the end of the period multiplied by $25.
See Notes to Financial Statements

DIVIDEND, INTEREST & PREMIUM STRATEGY FUND (NFJ)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$ 14.42	$ 14.22	$ 14.19	$ 16.33	$ 15.21	$ 14.34
Income (loss) from investment operations:
Net investment income (loss)(1)	0.10	0.20	0.19	0.08	0.05	0.13
Net realized and unrealized gain (loss)	0.09	1.17	0.82	(1.22)	1.97	1.64
Total from investment operations	0.19	1.37	1.01	(1.14)	2.02	1.77
Dividends and Distributions to Shareholders:
Net investment income	(0.61)	(0.44)	(0.98)	(0.98)	(0.90)	(0.13)
Net realized gains	—	(0.73)	—	(0.02)	—	(0.48)
Return of capital	—	—	—	—	—	(0.29)
Total dividends and distributions to shareholders	(0.61)	(1.17)	(0.98)	(1.00)	(0.90)	(0.90)
Anti-dilutive impact of share repurchase program (Note 13)	0.01	—	—	—	—	—
Net asset value, end of period	$ 14.01	$ 14.42	$ 14.22	$ 14.19	$ 16.33	$ 15.21
Market value, end of period	$ 12.67	$ 13.05	$ 12.18	$ 12.31	$ 14.73	$ 13.28
Total return, net asset value(2), (3)	1.63%	9.90%	7.60%	(6.71)%	13.39%	—% (4)
Total return, market value(2), (3)	1.97%	17.41%	7.37%	(9.24)%	17.77%	9.71%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(5)	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of total expenses to average net assets(5)	1.05%	1.06%	1.06%	1.08%	1.06%	0.96%
Ratio of net investment income (loss) to average net assets(5)	1.51%	1.39%	1.39%	0.58%	0.28%	0.94%
Portfolio turnover rate(2)	40%	58%	102%	60%	63%	104%
Net assets, end of period (000’s)	$1,318,655	$1,367,398	$1,347,891	$1,345,311	$1,548,372	$1,441,666

(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the sale of Fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(4)	Return not disclosed.
(5)	Annualized for periods less than one year.
See Notes to Financial Statements

EQUITY & CONVERTIBLE INCOME FUND (NIE)
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$ 26.52	$ 23.82	$ 22.43	$ 30.32	$ 30.91	$ 24.89
Income (loss) from investment operations:
Net investment income (loss)(1)	0.08	0.21	0.18	0.11	(0.09)	0.06
Net realized and unrealized gain (loss)	1.22	4.49	3.21	(4.02)	2.77	7.48
Total from investment operations	1.30	4.70	3.39	(3.91)	2.68	7.54
Dividends and Distributions to Shareholders:
Net investment income	(1.00)	(1.97)	(1.11)	(2.00)	(1.52)	(0.09)
Net realized gains	—	(0.03)	—	(1.98)	(1.75)	(1.43)
Return of capital	—	—	(0.89)	—	—	—
Total dividends and distributions to shareholders	(1.00)	(2.00)	(2.00)	(3.98)	(3.27)	(1.52)
Net asset value, end of period	$ 26.82	$ 26.52	$ 23.82	$ 22.43	$ 30.32	$ 30.91
Market value, end of period	$ 24.12	$ 24.91	$ 21.33	$ 20.28	$ 27.33	$ 27.78
Total return, net asset value(2), (3)	5.31%	20.45%	16.05%	(12.54)%	8.22%	—% (4)
Total return, market value(2), (3)	1.11%	27.08%	15.95%	(10.96)%	9.80%	28.21%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(5)	1.07%	1.07%	1.07%	1.07%	1.12% (6)	1.07%
Ratio of total expenses to average net assets(5)	1.15%	1.16%	1.17%	1.18%	1.22% (6)	1.07%
Ratio of net investment income (loss) to average net assets(5)	0.66%	0.84%	0.78%	0.41%	(0.28)% (6)	0.24%
Portfolio turnover rate(2)	61%	152%	104%	76%	71%	85%
Net assets, end of period (000’s)	$743,195	$734,879	$659,977	$621,644	$840,257	$856,449

(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the sale of Fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(4)	Return not disclosed.
(5)	Annualized for periods less than one year.
(6)	Inclusive of excise tax expense of 0.05% for the year ended January 31, 2022.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2025
Note 1. Organization
Artificial Intelligence & Technology Opportunities Fund (AIO), Convertible & Income Fund (NCV), Convertible & Income Fund II (NCZ), Diversified Income & Convertible Fund (ACV), Dividend, Interest & Premium Strategy Fund (NFJ), and Equity & Convertible Income Fund (NIE) (each, a “Fund” and, collectively, the “Funds”), were organized as Massachusetts business trusts on May 24, 2019, January 17, 2003, April 22, 2003, March 10, 2015, December 12, 2006, and August 20, 2003, respectively. The Funds are each organized and registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder. The Funds’ investment objectives are outlined in the Manager’s Discussion of Fund Performance pages.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs and MLPs investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
AIO, NCV, NCZ and ACV declare distributions on a monthly basis. NFJ and NIE declare distributions on a quarterly basis. Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
AIO and ACV have a Managed Distribution Plan which currently provides for the Funds to make a monthly distribution of $0.15 per share and $0.18 per share, respectively. NIE and NFJ have a Managed Distribution Plan which currently provides for the Funds to make a quarterly distribution of $0.50 per share and $0.305 per share, respectively.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Convertible Securities
The Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025
their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.	Payment-In-Kind Securities
The Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	Equity-Linked Notes
Certain Funds may invest in equity-linked notes (ELNs). ELNs are hybrid derivative instruments in a single note form that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund or an index or basket of stocks) and one or more equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date. The terms of an ELN may also provide for the periodic interest payments to holders at either a fixed or floating rate. Upon maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. If the underlying securities have depreciated in value or their price appreciates or depreciates outside of a preset range (depending on the type of ELN), a Fund may receive only the principal amount of the note or less than the principal amount of the note, or may potentially lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities such as market risk and, as applicable, foreign securities and currency risks. The secondary market for ELNs may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. A Fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. As a holder of an ELN, a Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by a Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to such Fund and result in losses on the ELN that exceed the losses of the underlying securities.
J.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
K.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025
L.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
M.	Cash and Cash Equivalents
Cash and cash equivalents include deposits held at financial institutions, and are inclusive of dollar denominated cash, foreign currency, and deposit with brokers for written options.
N.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess the Funds’ performance. Each Fund is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of each Fund’s Board of Trustees, the Funds’ Investment Adviser acts as the respective Fund’s CODM. The CODM monitors each Fund’s operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s financial statements. Adoption of the new standard impacted each Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Options Contracts
The Funds may write (sell) put and call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price.
When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Written options are reported as a liability within “Written options at value.” Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain to the extent of the premium received. If a written call option is exercised, the premium received is recorded as an adjustment to the proceeds from the sale. If a written put option is exercised, the premium reduces the cost basis of the security. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or loss. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the referenced security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025
During the six months ended July 31, 2025, ACV, NFJ and NIE invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at July 31, 2025:

Statement Line Description	Primary Risk	ACV	NFJ	NIE
Liability Derivatives
Written options at value	Equity contracts	$ (24)	$ (1,205)	$ (131)
Total Liabilities		$ (24)	$ (1,205)	$ (131)

The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended July 31, 2025:
Statement Line Description	Primary Risk	ACV	NFJ	NIE
Net Realized Gain (Loss) from
Written options	Equity contracts	$68	$ (2,494)	$349
Total		$68	$ (2,494)	$349
Net Change in Unrealized Appreciation (Depreciation) on
Written options	Equity contracts	$ 6	$ 193	$ 30
Total		$ 6	$ 193	$ 30

The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Funds for the six months ended July 31, 2025.
	ACV	NFJ	NIE
Written Options(1)	$23	$1,105	$121
(1)	Average premium amount.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (“VIA” or the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily total managed assets of each Fund:

Fund	Advisory Fee
AIO	1.25%
NCV	0.70
NCZ	0.70
ACV	1.00
NFJ	0.90
NIE	1.00
AIO defines total managed assets as the total assets of the Fund (including assets attributable to any borrowings, issued debt securities or preferred shares that may be outstanding, reverse repurchase agreements and dollar rolls) minus accrued liabilities (other than liabilities representing borrowings, issued debt securities, reverse repurchase agreements and dollar rolls). NCV and NCZ define total managed assets as the total assets of each Fund (including any assets attributable to any Preferred Shares or other forms of leverage of the Fund that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). ACV defines total managed assets as the total assets of the Fund (including assets attributable to any preferred shares, borrowings, issued debt securities or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). NFJ and NIE define total managed assets as the total assets of each Fund (including assets attributable to any borrowing that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:
Fund	Subadviser
AIO	Voya IM(1)
NCV	Voya IM(1)
NCZ	Voya IM(1)
ACV	Voya IM(1)
NFJ (Equity and Options Portfolios)	NFJ Investment Group(2)
NFJ (Fixed Income Portfolio)	Voya IM(1)
NIE	Voya IM(1)

(1) Voya Investment Management Co. LLC (“Voya IM”).
(2) NFJ Investment Group, LLC (“NFJ Investment Group”), an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exclusions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The reimbursements are accrued daily and received monthly.

Fund	Expense Limitation
AIO	0.09%
NCV	0.13
NCZ	0.15
ACV	0.17
NFJ	0.06
NIE	0.07
The exclusions include investment advisory fees paid to VIA, interest, any other fees or expenses relating to financial leverage, preferred shares (such as dividends on preferred shares, auction agent fees and commissions and rating agency fees) or borrowing (such as interest, commitment, amendment and renewal expenses on credit or redemption facilities), taxes, extraordinary, unusual or infrequently occurring expenses (such as litigation), costs related to share offerings, brokerage commissions, expenses incurred in connection with any merger or reorganization, underlying fund expenses and dividend expenses, if any (each expressed as a percentage of average daily net assets attributable to common shares).
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending July 31:

	Expiration
Fund	2026	2027	2028	2029	Total
AIO	$ 441	$ 699	$ 761	$ 362	$ 2,263
NCV	339	453	421	175	1,388
NCZ	249	334	305	125	1,013
ACV	145	225	224	110	704
NFJ	836	1,373	1,307	597	4,113
NIE	384	613	605	288	1,890
During the six months ended July 31, 2025, the Adviser did not recapture expenses.
E.	Administration Services
Virtus Fund Services, LLC (“VFS”), an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Funds. For the services provided by the administrator under the Administration Agreement, the Funds pay the administrator an asset-based fee calculated on each Fund’s average daily managed assets. This fee is calculated daily and paid monthly.
For the six months ended July 31, 2025, the Funds incurred administration fees totaling $2,063 which are included in the Statements of Operations within the line item “Administration and accounting fees”.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025
F.	Trustees’ Fees
For the six months ended July 31, 2025, the Funds incurred Trustees’ fees totaling $109 which are included in the Statements of Operations within the line item “Trustees’ fees and expenses”.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that is, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended July 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trustees do not currently receive any pension or retirement benefits from the Funds. In calendar year 2018 and certain prior periods, the Funds maintained a deferred compensation plan pursuant to which each Independent Trustee had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Independent Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (formerly known as Allianz Funds) and Virtus Strategy Trust (formerly known as Allianz Funds Multi-Strategy Trust) selected by the Independent Trustees from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2019, and all Trustee fees earned with respect to service in calendar years 2019 and 2020 were paid in cash, on a current basis. The Funds still have obligations with respect to Independent Trustee fees deferred in 2018 and in prior periods, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the deferred compensation plan.
Effective March 2021, each Fund provides a new deferred compensation plan (“New Plan”) for the independent Trustees. Under the New Plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and to the extent permitted by the 1940 Act, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Prepaid expenses and other assets” in the Statements of Assets and Liabilities.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities and written options) during the six months ended July 31, 2025, were as follows:
	Purchases	Sales
AIO	$491,228	$528,083
NCV	328,267	318,485
NCZ	254,477	245,550
ACV	204,608	206,064
NFJ	528,465	507,373
NIE	394,067	430,675
Purchases and sales of long-term U.S. government and agency securities during the six months ended July 31, 2025, were as follows:
	Purchases	Sales
AIO	$8,344	$—
Note 6. Federal Income Tax Information
($ reported in thousands)
At July 31, 2025, the approximate aggregate cost basis and unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AIO	$ 792,690	$157,246	$ (8,063)	$ 149,183
NCV	536,039	49,217	(36,187)	13,030
NCZ	408,843	38,823	(27,299)	11,524
ACV	321,865	32,014	(7,896)	24,118

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ACV (Written options)	$ (26)	$ 6	$ (4)	$ 2
NFJ	1,222,435	162,810	(74,730)	88,080
NFJ (Written options)	(970)	411	(646)	(235)
NIE	659,167	82,348	(14,361)	67,987
NIE (Written options)	(138)	33	(26)	7
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended January 31, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
NCV	$78,716	$194,875
NCZ	59,810	155,310
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.
Each of AIO, NCV, NCZ and ACV leverages its portfolio through preferred shares, securities lending, senior secured notes and/or margin loan financing. While leverage presents opportunities for increasing each Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by each Fund would be magnified to the extent each Fund is leveraged.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Note 8. Liquidity Facility and Securities Lending
($ reported in thousands)
AIO, NCV and NCZ have a Master Margin Loan Agreement (the “MMLA”) and a Securities Lending Authorization Agreement (the “SLAA” and together with the MMLA, the “BNY Facilities”) with The Bank of New York (“BNY”). Under the MMLA the Funds pledge their assets as collateral to secure obligations but retain the risks and rewards of the ownership of assets pledged to secure such obligations.
Under the SLAA, the Funds may loan securities to qualified brokers through a securities lending agency agreement with BNY. Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash which is invested in a short-term money market fund and/or released to each Fund to be used for liquidity purposes in conjunction with the MMLA. Cash collateral received from securities lending is first credited against borrowings under the MMLA. Upon return of securities by the borrower, BNY returns the cash collateral to the borrower, as applicable, which eliminates the credit against the borrowings and causes the drawdowns under the MMLA to increase by the amounts returned. The securities lending program is subject to the same limits and interest rate structure as the MMLA. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under the SLAA which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025
At July 31, 2025, the securities loaned were subject to the SLAA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Invested in Short-Term Money Market Fund(1)	Cash Collateral used for borrowing(2)	Net Amount(3)
AIO	$30,898	$6,781	$ 24,117	$ —
NCV	33,052	305	32,747	—
NCZ	24,830	556	24,274	—
(1)	Amount invested in a Money Market Mutual Fund with an Overnight and Continuous contractual maturity.
(2)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.
At July 31, 2025, the maximum capital commitment amounts under the MMLA were $130,000, $34,000 and $25,000, respectively, for AIO, NCV and NCZ. Interest on amounts drawn under each MMLA is charged at a daily rate, and a commitment fee is paid on the undrawn amounts as agreed to in the MMLA. As of July 31, 2025, AIO, NCV and NCZ used cash collateral received from the SLAA to purchase long term investments and/or invest the amount in a short-term money market fund. These investments are included in the line item “Investments in Securities, at value” on the Statements of Assets and Liabilities. The securities on loan under the SLAA and securities pledged as collateral under the MMLA are reflected on the Schedule of Investments. Any amounts payable under the MMLA/SLAA are reflected in the Statements of Assets and Liabilities as “Loan Payable” and/or “Collateral on securities loaned.” The interest rate charged at July 31, 2025 was 4.68% for AIO, 4.68% for NCV and 4.68% for NCZ. The expense is included in the Funds’ Statements of Operations under “Loan interest”.
For the six months ended July 31, 2025, the outstanding borrowings, average borrowings, average interest rate and interest expense under the BNY Facilities were as follows:
Fund	Outstanding Borrowings	Average Borrowing	Weighted Average Interest Rate	Days Outstanding	Loan Interest Expense
AIO	$130,000 (a)	$130,000	4.93%	181	3,222
NCV	34,000 (b)	34,000	4.93	181	843
NCZ	25,000 (b)	25,000	4.93	181	620
(a)	Represents $30,000 received through the SLAA and $100,000 received through the MMLA
(b)	Full amount received through the SLAA.
Note 9. Long-Term Financing Arrangements
($ reported in thousands except per share amounts)
A. Mandatory Redeemable Preferred Shares
On October 2, 2015, ACV completed a private placement with a single institutional investor, consisting of $30,000 in Series A Mandatory Redeemable Preferred Shares (“MRPS”) with a mandatory redemption date of October 2, 2025.
On May 26, 2023, NCV and NCZ each completed a MRPS private placement with a single institutional investor. NCV issued $51,000 in Series A MRPS with a mandatory redemption date of May 26, 2028, and $15,000 in Series B MRPS with a mandatory redemption date of May 26, 2030. NCZ issued $22,000 in Series A MRPS with a mandatory redemption date of May 26, 2028.
The estimated fair value of Series A and B (as applicable) MRPS was calculated, for disclosure purposes, by discounting future cash flows by a rate equal to the current U.S. Treasury yield with a similar maturity date, plus the spread between the A-rated U.S. Corporate rate and the current U.S. Treasury yield plus a market spread for the issuance of preferred shares. The MRPS are categorized as Level 2 within the fair value hierarchy.
The following table summarizes the key terms of the MRPS and their estimated fair value at July 31, 2025:
Fund	Mandatory Redemption Date	Annual Dividend Rate	Shares	Per Share Liquidation Preference	Aggregate Liquidation Preference	Estimated Fair Value
ACV Series A	October 2, 2025	4.34%	1,200,000	$25.00	$30,000	$30,026
NCV Series A	May 26, 2028	5.95%	2,040,000	$25.00	$51,000	$52,445
NCV Series B	May 26, 2030	5.95%	600,000	$25.00	$15,000	$15,428
NCZ Series A	May 26, 2028	5.95%	880,000	$25.00	$22,000	$22,624
Holders of MRPS are entitled to receive a quarterly dividend at an annual fixed dividend rate, subject to upward adjustment (by as much as 4.00%) during any period when the MRPS have a rating of below “A” from Fitch for ACV or below “A” from KBRA for NCV and NCZ, or the equivalent from

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025
another rating agency (with the rate increasing at lower rating levels). Interest expense is accrued daily and paid quarterly and are presented in the applicable Fund’s Statement of Assets & Liabilities as “Interest on mandatory redeemable preferred shares”. For the six months ended July 31, 2025, ACV incurred $651, NCV incurred $1,977 and NCZ incurred $658 in interest expense on MRPS. The MRPS are senior, with priority in all respects, to the respective Fund’s outstanding common shares as to payments of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The MRPS rank pari passu with any and all other preferred shares issued by the respective Fund, and rank junior to the Fund’s indebtedness, including any Notes, Margin Loan Financing, Liquidity Facility and any other senior secured indebtedness. Each of ACV, NCV and NCZ may redeem all or any part of its MRPS at any time, subject to certain redemption premiums. With respect to the MRPS, each Fund is subject to periodic asset coverage testing. If a Fund’s asset coverage is insufficient, it may be required to redeem some or all of its MRPS.
NCV and NCZ incurred costs in connection with the issuance of the MRPS. These costs were recorded as a deferred offering cost and are being amortized over the respective life of each series of MRPS. Amortization of these deferred offering costs of $82 for NCV and $34 for NCZ are included under the caption “Interest on mandatory redeemable preferred shares and amortization of deferred offering costs on preferred shares” on the Statement of Operations, and the unamortized balance is deducted from the carrying amount of the MRPS under the caption “Mandatory redeemable preferred shares” on the Statement of Assets and Liabilities.
B. Senior Secured Notes
On October 2, 2015, ACV completed a private placement with a single institutional investor, consisting of $50,000 in Senior Secured Notes (“Notes”) due November 22, 2029.
At July 31, 2025, ACV had $50,000 in aggregate principal amount of Notes outstanding. The Notes rank pari passu with all other senior debt of ACV, including the Margin Loan Financing, and are secured by a lien on all assets of the Fund of every kind, including all securities and all other investment property, equal and ratable with the liens securing the Margin Loan Financing. The Notes are senior, with priority in all respects, to the MRPS and the outstanding common shares as to payments of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. Holders of the Notes are entitled to receive cash interest payments semi-annually until maturity. The Notes accrue interest at an annual fixed rate of 3.94%. The Notes will be subject to a penalty interest rate if ratings fall below A- from Fitch or the equivalent from another agency. The Notes are prepayable in whole or in part at any time, subject to a prepayment premium, which may be adjusted under some circumstances based on asset coverage levels. Interest expense of $974 is included in the ACV’s Statement of Operations.
The estimated fair value of the Notes was calculated, for disclosure purposes, by discounting future cash flows by a rate equal to the current U.S. Treasury yield with a similar maturity date, plus the spread between the A-rated U.S. Corporate rate and the current U.S. Treasury yield with a similar maturity date, plus a market spread for the issuance of Notes. The senior secured notes are categorized as level 2 within the fair value hierarchy.
The following table shows the maturity date, interest rate, notional/carrying amount and estimated fair value of the Notes outstanding at July 31, 2025:
Maturity Date	Interest Rate	Notional/ Carrying Amount	Estimated Fair Value
November 22, 2029	3.94%	$50,000	$48,377
With respect to the Notes, the Fund is subject to monthly asset coverage tests that mirror those applicable to closed-end funds set forth in Section 18 of the 1940 Act, as well as periodic asset coverage tests that are tied to rating agency criteria, in each case subject to various terms and conditions. A breach of any of these tests, after the passage of a cure period, would constitute an event of default under the Notes. The agreements governing the MRPS and Notes impose certain additional customary covenants and restrictions on the Fund, including, among others, restrictions on distributions and a requirement that the Fund adhere to its stated investment policies.
Note 10. Margin Loan Financing
($ reported in thousands)
ACV has entered into a margin loan financing agreement with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Cash borrowings are secured by assets of the ACV that are held with the Fund’s custodian in a separate account. Interest is charged at the Secured Overnight Bank Funding Rate plus an additional percentage rate on the amount borrowed.
For the six months ended July 31, 2025, the weighted average daily balance outstanding was $25,000 at the weighted average interest rate of 5.43%. With respect to the margin loan financing, loan interest expense of $682 is included in the ACV’s Statement of Operations.
At July 31, 2025, the amount of outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$25,000	5.40%

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025
Note 11. Cumulative Preferred Shares
($ reported in thousands except per share amounts)
In September 2018, NCV and NCZ each issued fixed-rate Series A Cumulative Preferred Shares. The shares are perpetual. To the extent permitted by the 1940 Act and Massachusetts law, the Funds may at any time, upon notice of redemption, redeem the Series A Cumulative Preferred Shares in whole or in part at the liquidation preference per share plus accumulated dividends through the date of redemption. Dividends are paid on a quarterly basis and commenced on October 1, 2018, with the first such payment pro-rated from the date of issuance.
The following table shows the details of the Cumulative Preferred Shares as of July 31, 2025:
Fund	Issue Date	Annual Dividend Rate	Shares	Per Share Liquidation Preference	Aggregate Liquidation Preference
NCV	09/20/2018	5.625%	4,000,000	$25.00	$100,000
NCZ	09/11/2018	5.500	4,360,000	25.00	109,000
Note 12.  Indemnifications
Under the Funds’ organizational documents, the Funds, Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.
Note 13. Capital Shares
At July 31, 2025, each Fund has one class of common stock with $0.00001 par value of which unlimited shares are authorized.
Effective at the start of trading on Monday, February 10, 2025, NCV and NCZ implemented a 1-for-4 reverse stock split. NCV and NCZ shares are now trading on a split-adjusted basis under new CUSIP numbers (NCV: 92838X805 and NCZ: 92838U801). The net effect of the Funds’ reverse stock split was to decrease the number of the Funds’ outstanding common shares and increase the net asset value per common share by a proportionate amount. While the number of the Funds’ outstanding common shares declined, neither the Funds’ holdings nor the total value of shareholders’ investments were affected. Immediately after the reverse stock split, each common shareholder held the same percentage of the Funds’ outstanding common shares that such shareholder held immediately prior to the reverse stock split, subject to adjustments for fractional shares resulting from the split. Capital share activity referenced on the Statement of Changes in Net Assets and the per share data, including the proportionate impact to market price, in the Financial Highlights table have been restated to reflect the reverse stock split.
At a February 2025 meeting, NFJ’s Board adopted a share repurchase program that seeks to enhance shareholder value by purchasing shares of the Fund in the open market at a discount to net asset value (“NAV”). Pursuant to the program, the Fund is authorized to purchase, on a discretionary basis, up to 5% of its outstanding common shares as of February 13, 2025. The Fund began buying shares pursuant to the program on June 18, 2025. From the period of June 18, 2025 through July 31, 2025, the Fund repurchased 699,817 shares at an average price per share (including commissions) of $12.56. As of July 31, 2025, there are 4,040,262 remaining shares that are authorized to be purchased under the repurchase program.
Note 14. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Funds held securities that were considered to be restricted at July 31, 2025:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
NCV	LiveStyle, Inc.	2/3/16-11/30/16	$ —	$ —	0.0%
	LiveStyle, Inc. Series B	2/3/16	411	420	0.1
NCZ	LiveStyle, Inc.	2/3/16-11/30/16	—	—	0.0
	LiveStyle, Inc. Series B	2/3/16	411	420	0.2
ACV	LiveStyle, Inc.	2/3/16-11/30/16	—	—	0.0
	LiveStyle, Inc. Series B	2/3/16-11/30/16	62	63	0.0
Note 15. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser, the subadvisers, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Funds and the Adviser believe that the outcomes of such matters are not likely, either individually, or in aggregate, to be material to these financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2025
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.
After the six month period ended July 31, 2025, ACV entered into a Master Margin Loan Agreement (the “Agreement”) with a commercial bank that allows ACV to borrow cash, up to a limit of $55 million (the “Commitment Amount”). Cash borrowings under this Agreement are secured by ACV’s assets that are held with its custodian in a separate account. Interest is charged at the overnight bank funding rate plus an additional percentage on the amount borrowed, and commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is borrowed at a given time. Coincident with the Agreement, ACV redeemed its MRPS and paid back its borrowing of $25 million from its current margin loan financing agreement.

CERTIFICATION
Each Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. Each Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of each Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that each Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by each Fund’s Board. You may obtain a description of these procedures, along with information regarding how each Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Results of 2025 Annual Meeting of Shareholders (Unaudited)
Virtus Artificial Intelligence & Technology Opportunities Fund
Virtus Convertible & Income Fund
Virtus Convertible & Income Fund II
Virtus Diversified Income & Convertible Fund
Virtus Dividend, Interest & Premium Strategy Fund
Virtus Equity & Convertible Income Fund
The Funds held their Annual Meeting of Shareholders on June 2, 2025. Shareholders voted as indicated below:
Virtus Artificial Intelligence & Technology Opportunities Fund
Election of Trustees	Votes For	Votes Withheld
George R. Aylward*	25,828,098	947,166
Sarah E. Cogan	26,070,369	704,895
Deborah A. DeCotis	26,094,886	680,378
Based on the foregoing, Mr. Aylward and Mses. Cogan and DeCotis were re-elected. The Fund’s other Trustees who continued in office were Donald C. Burke, F. Ford Drummond, Connie D. McDaniel, R. Keith Walton and Brian T. Zino.
*Interested Trustee
Virtus Convertible & Income Fund
Election of Trustees	Votes For	Votes Withheld
Donald C. Burke**	5,850,664	46,364
Connie D. McDaniel	20,939,675	1,178,892
Based on the foregoing, Ms. McDaniel was re-elected and Mr. Burke was elected to the Board of Trustees. The Fund’s other Trustees who continued in office were George R. Aylward*, Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond, R. Keith Walton and Brian T. Zino.
*Interested Trustee
**Elected solely by shareholders of preferred shares
Virtus Convertible & Income Fund II
Election of Trustees	Votes For	Votes Withheld
Donald C. Burke	16,852,914	1,708,084
Sarah E. Cogan**	3,442,744	377,980
Brian T. Zino	16,825,685	1,735,313
Based on the foregoing, Ms. Cogan and Mr. Zino were re-elected and Mr. Burke was elected to the Board of Trustees. The Fund’s other Trustees who continued in office were George R. Aylward*, Deborah A. DeCotis, F. Ford Drummond, Connie D. McDaniel, and R. Keith Walton.
*Interested Trustee
**Elected solely by shareholders of preferred shares

Results of 2025 Annual Meeting of Shareholders (Unaudited) (Continued)
Virtus Diversified Income & Convertible Fund
Election of Trustees	Votes For	Votes Withheld
Donald C. Burke	9,212,616	250,719
Connie D. McDaniel	6,004,948	3,458,387
Brian T. Zino**	1,200,000	0
Based on the foregoing, Ms. McDaniel and Mr. Zino were re-elected and Mr. Burke was elected to the Board of Trustees. The Fund’s other Trustees who continued in office were George R. Aylward*, Sarah A. Cogan, Deborah A. DeCotis, F. Ford Drummond and R. Keith Walton.
*Interested Trustee
**Elected soley by shareholders of preferred shares
Virtus Dividend, Interest & Premium Strategy Fund
Election of Trustees	Votes For	Votes Withheld
George R. Aylward*	74,745,195	10,647,254
Donald C. Burke	73,161,316	12,231,133
Deborah A. DeCotis	73,068,634	12,323,815
Based on the foregoing, Messrs. Aylward* and Burke and Ms. DeCotis were re-elected to the Board of Trustees. The Fund’s other Trustees who continued in office were Sarah E. Cogan, F. Ford Drummond, Connie D. McDaniel, R. Keith Walton and Brian T. Zino.
*Interested Trustee
Virtus Equity & Convertible Income Fund
Election of Trustees	Votes For	Votes Withheld
George R. Aylward*	21,902,629	578,373
Sarah E. Cogan	21,963,698	517,304
Deborah A. DeCotis	21,885,094	595,908
Based on the foregoing, Mr. Aylward and Mses. Cogan and DeCotis were re-elected to the Board of Trustees. The Fund’s other Trustees who continued in office were Donald C. Burke, F. Ford Drummond, Connie D. McDaniel, R. Keith Walton and Brian T. Zino.
*Interested Trustee

Results of 2024 Annual Meeting of Shareholders (Unaudited)
The results of the annual meeting of shareholders held on June 3, 2024 (the “2024 Annual Meeting”) were disclosed in a press release dated June 4, 2024 that was available to shareholders and reflected uncontested trustee election results from the 2024 Annual Meeting. The 2024 Annual Meeting results are included below.
Virtus Artificial Intelligence & Technology Opportunities Fund
Virtus Convertible & Income 2024 Target Term Fund
Virtus Convertible & Income Fund
Virtus Convertible & Income Fund II
Virtus Diversified Income & Convertible Fund
Virtus Dividend, Interest & Premium Strategy Fund
Virtus Equity & Convertible Income Fund
The Funds held the 2024 Annual Meeting on June 3, 2024. Shareholders voted as indicated below:
Virtus Artificial Intelligence & Technology Opportunities Fund
Election of Trustees	Votes For	Votes Withheld
Donald C. Burke	25,221,219	2,000,036
F. Ford Drummond	25,569,178	1,652,077
Connie D. McDaniel	25,684,076	1,537,179
Philip R. McLoughlin	25,111,791	2,109,464
Based on the foregoing, Messrs. Drummond and McLoughlin were re-elected and Mr. Burke and Ms. McDaniel were elected to the Board of Trustees. The Fund’s other Trustees who continued in office were George R. Aylward*, Sarah E. Cogan, Deborah A. DeCotis, Geraldine M. McNamara, R. Keith Walton and Brian T. Zino.
*Interested Trustee
Virtus Convertible & Income 2024 Target Term Fund
Election of Trustees	Votes For	Votes Withheld
Connie D. McDaniel	14,861,446	709,509
Philip R. McLoughlin	14,937,935	633,020
R. Keith Walton	14,950,872	620,083
Brian T. Zino	14,919,148	651,807
Based on the foregoing, Messrs. McLoughlin and Zino were re-elected and Ms. McDaniel and Mr. Walton were elected to the Board of Trustees. The Fund’s other Trustees who continued in office were George R. Aylward*, Sarah E. Cogan, Deborah A. DeCotis and F. Ford Drummond. Additionally, Donald C. Burke and Geraldine M. McNamara were appointed as Trustees of the Fund on June 4, 2024.
*Interested Trustee

Results of 2024 Annual Meeting of Shareholders (Unaudited)
Virtus Convertible & Income Fund
Election of Trustees	Votes For	Votes Withheld
Deborah A. DeCotis	67,297,614	4,520,554
F. Ford Drummond**	5,751,894	43,960
Connie D. McDaniel	68,885,687	2,932,481
Brian T. Zino	67,431,930	4,386,238
Based on the foregoing, Ms. DeCotis and Messrs. Drummond and Zino were re-elected and Ms. McDaniel was elected to the Board of Trustees. The Fund’s other Trustees who continued in office were George R. Aylward*, Sarah E. Cogan, Philip R. McLoughlin, Geraldine M. McNamara and R. Keith Walton. Additionally, Donald C. Burke was appointed as Trustee of the Fund on June 4, 2024.
*Interested Trustee
**Elected solely by shareholders of preferred shares
Virtus Convertible & Income Fund II
Election of Trustees	Votes For	Votes Withheld
F. Ford Drummond**	3,413,920	413,085
Connie D. McDaniel	57,831,291	3,185,443
Geraldine M. McNamara	55,553,240	5,463,494
R. Keith Walton	57,670,470	3,346,264
Based on the foregoing, Mr. Drummond was re-elected and Mses. McDaniel and McNamara and Mr. Walton were elected to the Board of Trustees. The Fund’s other Trustees who continued in office were George R. Aylward*, Sarah E. Cogan, Deborah A. DeCotis, Philip R. McLoughlin and Brian T. Zino. Additionally, Donald C. Burke was appointed as Trustee of the Fund on June 4, 2024.
*Interested Trustee
**Elected solely by shareholders of preferred shares
Virtus Diversified Income & Convertible Fund
Election of Trustees	Votes For	Votes Withheld
Sarah E. Cogan**	1,200,000	0
Deborah A. DeCotis	9,547,733	193,903
Connie D. McDaniel	9,572,088	169,548
Philip R. McLoughlin	9,601,380	140,256
Based on the foregoing, Mses. Cogan and DeCotis and Mr. McLoughlin were re-elected and Ms. McDaniel was elected to the Board of Trustees. The Fund’s other Trustees who continued in office were George R. Aylward*, F. Ford Drummond, Geraldine M. McNamara, R. Keith Walton and Brian T. Zino. Additionally, Donald C. Burke was appointed as Trustee of the Fund on June 4, 2024.
*Interested Trustee
**Elected solely by shareholders of preferred shares

Results of 2024 Annual Meeting of Shareholders (Unaudited)
Virtus Dividend, Interest & Premium Strategy Fund
Election of Trustees	Votes For	Votes Withheld
Donald C. Burke	76,475,199	10,052,498
Connie D. McDaniel	77,955,215	8,572,482
Geraldine M. McNamara	76,363,352	10,164,345
Brian T. Zino	76,427,715	10,099,982
Based on the foregoing, Mr. Zino was re-elected and Mr. Burke and Mses. McDaniel and McNamara were elected to the Board of Trustees. The Fund’s other Trustees who continued in office were George R. Aylward*, Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond, Philip R. McLoughlin and R. Keith Walton.
*Interested Trustee
Virtus Equity & Convertible Income Fund
Election of Trustees	Votes For	Votes Withheld
Donald C. Burke	21,798,438	712,355
F. Ford Drummond	21,791,071	719,722
Connie D. McDaniel	21,773,469	737,324
Philip R. McLoughlin	21,750,017	760,776
Based on the foregoing, Messrs. Drummond and McLoughlin were re-elected and Mr. Burke and Ms. McDaniel were elected to the Board of Trustees. The Fund’s other Trustees who continued in office were George R. Aylward*, Sarah E. Cogan, Deborah A. DeCotis, Geraldine M. McNamara, R. Keith Walton and Brian T. Zino.
*Interested Trustee

THIS PAGE INTENTIONALLY BLANK.

Trustees
Connie D. McDaniel, Chair of the Board of Trustees
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President and Chief Executive Officer
Peter J. Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Kathryn L. Santoro, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Nikita Thaker, Vice President, Controller and Assistant Treasurer
Investment Adviser
Virtus Investment Advisers, LLC.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Transfer Agent, Dividend Paying Agent and Registrar
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Legal Counsel
Dechert LLP
45 Fremont Street, 26th Floor
San Francisco, CA 94105
How to Contact Us
Shareholder Services	1-866-270-7788
Website	Virtus.com

Computershare Investor Services
P. O. Box 43078
Providence, RI 02940-3078
For more information about Virtus Closed-End Funds,
please contact us at 1-866-270-7788 or closedendfunds@virtus.com, or visit Virtus.com.
8073	09-25

Item 1. Reports to Stockholders. (cont.)

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable for Closed-End Management Investment Companies.

(b)	Not applicable for Closed-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable for Closed-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for Closed-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable for Closed-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Response not required for semi-annual report.

(a)(2) Response not required for semi-annual report.

(a)(3) Response not required for semi-annual report.

(a)(4) Response not required for semi-annual report.

(b)  Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Response not required for semi-annual report.

(b)	Response not required for semi-annual report.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)

A copy of the Registrant’s notices to shareholders pursuant to Rule 19(a) under the 1940 Act which accompanied distributions for the six-month period ended July 31, 2025 pursuant to the Registrant’s Managed Distribution Plan is filed herewith as required by the terms of the Registrant’s exemptive order issued on August 26, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Virtus Artificial Intelligence & Technology Opportunities Fund

By:	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date: October 6, 2025

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date: October 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date: October 6, 2025

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date: October 6, 2025

* Print the name and title of each signing officer under his or her signature.